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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street Suite 300 Denver CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEMI-ANNUAL REPORT

February 28, 2019

Green California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Beginning on April 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on April 29, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

Table of Contents	February 28, 2019

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdowns	4
Portfolio of Investments	8
Statements of Assets & Liabilities	25
Statements of Operations	28
Statements of Changes in Net Assets	31
Financial Highlights	37
Notes to Financial Statements	47
Fund Holdings	54
Proxy Voting Policies, Procedures and Voting Records	54
Board of Trustees and Executive Officers	55
Board Considerations Regarding Approval of Investment Advisory Agreements	56

About Your Fund’s Expenses (Unaudited) February 28, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,020	$ 3.81	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.81	0.76%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,015	$ 3.75	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.76	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,013	$ 6.24	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.26	1.25%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,011	$ 2.99	0.60%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.01	0.60%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,009	$ 5.48	1.10%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.51	1.10%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,009	$ 2.64	0.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.66	0.53%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,006	$ 5.12	1.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.16	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 967	$ 2.44	0.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.51	0.50%
K Shares
Based on Actual Fund Return	$ 1,000	$ 965	$ 4.87	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 942	$ 3.18	0.66%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.31	0.66%
K Shares
Based on Actual Fund Return	$ 1,000	$ 940	$ 5.58	1.16%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.81	1.16%

About Your Fund’s Expenses (Unaudited) February 28, 2019 (Continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Net Annual Expense Ratio
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 889	$ 3.75	0.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.01	0.80%
K Shares
Based on Actual Fund Return	$ 1,000	$ 887	$ 6.13	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.56	1.31%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 976	$ 3.82	0.78%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.91	0.78%
K Shares
Based on Actual Fund Return	$ 1,000	$ 973	$ 6.26	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.41	1.28%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 945	$ 2.46	0.51%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.56	0.51%
K Shares
Based on Actual Fund Return	$ 1,000	$ 942	$ 4.86	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.06	1.01%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,037	$ 6.57	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.51	1.30%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2019

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,446,389	5.4%
2	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,092,490	4.8%
3	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,818,675	4.4%
4	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,725,868	4.3%
5	William S Hart Union High School District	General Obligation Bonds; Election of 2008, Series 2013A	2,709,695	4.2%
6	Mount San Antonio Community College District	Revenue Bonds (University of Southern California); Series 2009A	2,654,517	4.2%
7	East Bay Municipal Utility District Water System Revenue	General Obligation Bonds; 2001 Election, Series B	2,463,403	3.9%
8	City of Los Angeles CA	Water System Revenue Bonds; 2015 Series B	2,173,740	3.4%
9	Los Angeles Department of Water	Tax-Exempt Various Purpose General Obligation Bonds	2,172,285	3.4%
10	California Health Facilities Financing Authority	General Obligation Refunding Bonds; Series 2012-A	2,122,756	3.3%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	05/15/2025	$ 2,141,305	11.5%
2	United States Treasury Note/Bond	02/15/2021	2,042,031	11.0%
3	United States Treasury Note/Bond	08/15/2023	1,998,945	10.8%
4	United States Treasury Note/Bond	02/15/2022	1,972,773	10.6%
5	United States Treasury Note/Bond	02/15/2020	1,879,070	10.1%
6	United States Treasury Note/Bond	08/15/2020	1,801,863	9.7%
7	United States Treasury Note/Bond	02/29/2024	1,275,574	6.9%
8	United States Treasury Note/Bond	11/15/2028	1,138,436	6.1%
9	United States Treasury Note/Bond	02/15/2026	971,172	5.2%
10	United States Treasury Note/Bond	08/15/2027	871,207	4.7%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	01/31/2020	$ 1,088,484	16.9%
2	United States Treasury Note/Bond	01/31/2021	992,461	15.4%
3	United States Treasury Note/Bond	07/31/2020	992,402	15.4%
4	United States Treasury Note/Bond	06/30/2019	895,605	13.9%
5	United States Treasury Note/Bond	02/15/2020	890,086	13.8%
6	United States Treasury Note/Bond	07/31/2021	795,438	12.3%
7	United States Treasury Note/Bond	06/30/2022	395,359	6.1%
8	United States Treasury Note/Bond	06/30/2019	299,133	4.6%
9	Ginnie Mae II Pool	11/20/2034	61,589	1.0%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2019

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	04/11/2019	$ 7,180,438	13.6%
2	United States Treasury Bill	04/18/2019	7,176,994	13.6%
3	United States Treasury Bill	03/07/2019	6,297,596	11.9%
4	United States Treasury Bill	04/25/2019	5,579,710	10.5%
5	United States Treasury Bill	05/02/2019	4,979,580	9.4%
6	United States Treasury Bill	03/14/2019	4,895,912	9.2%
7	United States Treasury Bill	05/09/2019	4,678,623	8.8%
8	United States Treasury Bill	03/21/2019	4,094,685	7.7%
9	United States Treasury Bill	04/04/2019	3,592,012	6.8%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$ 6,727,289	3.7%
2	Apple Inc	6,641,861	3.6%
3	Amazon.com Inc	5,157,265	2.8%
4	Berkshire Hathaway Inc	3,036,208	1.7%
5	Facebook Inc	3,027,833	1.7%
6	Johnson & Johnson	2,863,701	1.6%
7	JPMorgan Chase & Co	2,815,215	1.5%
8	Alphabet - Class C	2,694,528	1.5%
9	Exxon Mobil Corp	2,577,168	1.4%
10	Alphabet - Class A	2,575,293	1.4%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	IDEX Corp	$ 778,284	0.7%
2	Atmos Energy Corp	767,867	0.7%
3	Zebra Technologies Corp	753,918	0.7%
4	Domino's Pizza Inc	729,734	0.6%
5	Trimble Inc	712,138	0.6%
6	STERIS PLC	688,504	0.6%
7	Old Dominion Freight Line Inc	686,908	0.6%
8	PTC Inc	686,125	0.6%
9	Alleghany Corp	666,750	0.6%
10	The Ultimate Software Group Inc	664,989	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2019

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Ingevity Corp	$ 486,574	0.7%
2	Trex Co Inc	442,655	0.6%
3	First Financial Bankshares Inc	440,007	0.6%
4	Spire Inc	400,725	0.5%
5	FirstCash Inc	399,467	0.5%
6	Selective Insurance Group Inc	388,834	0.5%
7	EastGroup Properties Inc	382,489	0.5%
8	Glacier Bancorp Inc	373,303	0.5%
9	Semtech Corp	365,521	0.5%
10	Amedisys Inc	356,865	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	JPMorgan Chase & Co	$ 7,411,647	4.8%
2	Sprouts Farmers Market Inc	5,363,600	3.5%
3	Ford Motor Co	4,584,079	3.0%
4	Wells Fargo & Co	4,384,782	2.9%
5	Microsoft Corp	4,216,025	2.7%
6	Bank of America Corp	4,071,200	2.7%
7	Chevron Corp	3,506,564	2.3%
8	BP PLC	3,473,288	2.3%
9	Apple Inc	3,463,000	2.3%
10	Exxon Mobil Corp	3,416,941	2.2%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Amazon.com Inc	$ 51,293,882	8.6%
2	Apple Inc	47,931,556	8.0%
3	Facebook Inc	32,948,393	5.5%
4	Microsoft Corp	31,295,468	5.2%
5	Alphabet - Class C	21,848,519	3.7%
6	Alphabet - Class A	21,637,646	3.6%
7	Intel Corp	21,387,049	3.6%
8	Cisco Systems Inc	21,323,079	3.6%
9	Comcast Corp	15,485,827	2.6%
10	PepsiCo Inc	14,323,980	2.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2019

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 3,194,700	6.5%
2	Canadian Solar Inc	2,927,142	6.0%
3	Pattern Energy Group Inc	2,816,100	5.7%
4	First Solar Inc	2,343,730	4.8%
5	Sunrun Inc	2,171,400	4.4%
6	Applied Materials Inc	1,859,490	3.8%
7	JinkoSolar Holding Co Ltd	1,708,970	3.5%
8	International Business Machines Corp	1,588,495	3.2%
9	Hannon Armstrong Sustainable Infrastructure Capital Inc	1,575,680	3.2%
10	Alphabet - Class C	1,567,888	3.2%

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (97.60%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1	$1,000,000	4.000%	08/01/2026	$1,079,460
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,092,490
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,005,650
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,122,756
Kaiser Permanente Revenue Bonds, Series 2017A-1	500,000	1.530%	11/15/2045	500,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	200,672
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,405,728
CITY OF LOS ANGELES
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,173,740
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,463,403
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,446,389
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,642,560
HARBOR DEPARTMENT OF THE CITY OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	321,772
LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	564,325
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,006,583
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,081,650
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,724,340
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	559,855
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,172,285
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,818,675
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,009,800
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	212,648
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	523,875
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,654,517
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,433,820
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,066,988
ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	854,108
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,139,360
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,341,862
San Francisco Bay Area Rapid Transit District
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	702,457
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,725,867
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,038,970
SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	521,015

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	$700,000	4.000%	10/01/2021	$745,521
San Francisco City & County Public Utilities Commission Wastewater Revenue	1,000,000	5.000%	11/01/2034	1,184,390
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	795,573
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,337,544
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,153,900
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,848,125
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,046,470
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,461,670
STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	900,000	3.000%	10/01/2028	926,406
Tax-Exempt Various Purpose General Obligation Bonds	1,700,000	1.250%	05/01/2034	1,700,000
SUCCESSOR AGENCY TO THE LA MIRADA REDEVELOPMENT AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,145,890
TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,163,426
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,029,490
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,709,694

Total Municipal Bonds (Cost $60,340,576)				62,855,719

Variable Rate Demand Notes (1.58%)
California Health Facilities Financing Authority**	1,000,000	5.000%*	07/01/2043	1,019,310

Total Variable Rate Demand Notes (Cost $1,019,310)				1,019,310

Total Investments (Cost $61,359,886)(a) (99.18%)				$63,875,029
Other Net Assets (0.82%)				525,793
Net Assets (100.00%)				$64,400,822

(a) Aggregate cost for federal income tax purposes is $61,339,842.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,783,106
Unrealized depreciation	(297,918)
Net unrealized appreciation	2,535,187

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Rate Effective as of February 28, 2019
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (5.04%)
	$12,427	5.000	07/15/2020	$12,671
	35,353	5.500	01/15/2025	37,705
	97,143	6.000	01/15/2026	105,007
	137,520	5.500	04/15/2036	150,877
	160,285	5.000	03/15/2038	171,710
	69,811	6.000	06/15/2038	76,737
	384,086	3.500	11/20/2044	388,265
Total Government National Mortgage Association (Cost $911,663)				942,972

United States Treasury Bonds (13.45%)
	800,000	6.000	02/15/2026	971,172
	400,000	6.375	08/15/2027	511,406
	500,000	5.000	05/15/2037	652,529
	400,000	2.750	08/15/2042	379,078
Total United States Treasury Bonds (Cost $2,565,578)				2,514,185

United States Treasury Notes (80.87%)
	1,900,000	1.375	02/15/2020	1,879,070
	1,800,000	2.625	08/15/2020	1,801,863
	2,000,000	3.625	02/15/2021	2,042,031
	2,000,000	2.000	02/15/2022	1,972,773
	2,000,000	2.500	08/15/2023	1,998,946
	1,300,000	2.125	02/29/2024	1,275,574
	2,200,000	2.125	05/15/2025	2,141,305
	900,000	2.250	08/15/2027	871,207
	1,100,000	3.125	11/15/2028	1,138,436
Total United States Treasury Notes (Cost $15,338,681)				15,121,205

Total Investments (Cost $18,815,921)(a) (99.36%)				$18,578,362
Other Net Assets (0.64%)				120,001
Net Assets (100.00%)				$18,698,363

(a) Aggregate cost for federal income tax purposes is $18,815,921.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$63,079
Unrealized depreciation	(300,638)
Net unrealized depreciation	$(237,559)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (1.43%)
	$31,265	4.125	06/20/2034	$32,014
	59,220	4.125	11/20/2034	61,589
Total Government National Mortgage Association (Cost $90,895)				93,603

United States Treasury Notes (97.13%)
	300,000	1.625	06/30/2019	299,133
	900,000	1.000	06/30/2019	895,605
	1,100,000	1.375	01/31/2020	1,088,484
	900,000	1.375	02/15/2020	890,086
	1,000,000	2.000	07/31/2020	992,402
	1,000,000	2.125	01/31/2021	992,461
	800,000	2.250	07/31/2021	795,438
	400,000	2.125	06/30/2022	395,359
Total United States Treasury Notes (Cost $6,370,379)				6,348,968

Total Investments (Cost $6,461,274)(a) (98.56%)				$6,442,571
Other Net Assets (1.44%)				94,091
Net Assets (100.00%)				$6,536,662

(a) Aggregate cost for federal income tax purposes is $6,461,274.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,414
Unrealized depreciation	(27,117)
Net unrealized depreciation	$(18,703)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN(a) (99.96%)
	$6,300,000	03/07/2019	$6,297,596
	4,900,000	03/14/2019	4,895,912
	4,100,000	03/21/2019	4,094,685
	3,600,000	04/04/2019	3,592,012
	7,200,000	04/11/2019	7,180,438
	7,200,000	04/18/2019	7,176,995
	5,600,000	04/25/2019	5,579,710
	5,000,000	05/02/2019	4,979,580
	4,700,000	05/09/2019	4,678,623
	2,500,000	05/30/2019	2,485,064
	2,000,000	07/11/2019	1,982,055
Total United States Treasury Bills, DN (Cost $52,942,670)			52,942,670

Total Investments (Cost $52,942,670)(b) (99.96%)			$52,942,670
Other Net Assets (0.04%)			21,570
Net Assets (100.00%)			$52,964,240

(a) Discount Note. Yield to maturity is between 0.00% - 1.59%

(b) Aggregate cost for federal income tax purposes is $52,942,670.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Shares	Value (Note 1)
Common Stock (99.41%)

Basic Materials (2.03%)
Air Products & Chemicals Inc	1,615	$292,606
Albemarle Corp	868	79,240
Celanese Corp	371	37,950
CF Industries Holdings Inc	1,795	75,749
DowDuPont Inc	17,485	930,726
Eastman Chemical Co	1,048	86,659
FMC Corp	1,102	98,629
Freeport-McMoRan Inc	6,887	88,842
International Paper Co	3,175	145,479
International Flavors & Fragrances Inc	683	87,083
Linde PLC	4,315	747,530
LyondellBasell Industries NV - Class A	2,532	216,537
The Mosaic Co	2,068	64,666
Newmont Mining Corp	3,766	128,496
Nucor Corp	2,404	145,610
PPG Industries Inc	2,102	235,360
The Sherwin-Williams Co	628	272,050
Total Basic Materials		3,733,212

Communications (14.41%)
Alphabet Inc - Class A*	2,286	2,575,293
Alphabet Inc - Class C*	2,406	2,694,528
Amazon.com Inc*,(a)	3,145	5,157,265
Arista Networks Inc*	162	46,211
AT&T Inc	56,729	1,765,406
Booking Holdings Inc*	361	612,631
CBS Corp - Class B	2,752	138,178
CenturyLink Inc	4,581	60,423
Charter Communications Inc*	1,463	504,603
Cisco Systems Inc	37,866	1,960,323
Comcast Corp - Class A	36,651	1,417,294
Discovery Inc - Class A*	1,878	54,274
Discovery Inc - Class C*	1,878	51,176
DISH Network Corp*	1,784	57,998
eBay Inc	8,321	309,125
Expedia Group Inc	689	84,961
F5 Networks Inc*	602	101,220
Facebook Inc*,(a)	18,754	3,027,834
The Interpublic Group of Cos Inc	3,241	74,640
Juniper Networks Inc	2,718	73,603
Motorola Solutions Inc	1,430	204,662
Netflix Inc*	3,319	1,188,534
News Corp - Class A	3,745	48,760
News Corp - Class B	910	12,112
Omnicom Group Inc	1,982	150,037
Symantec Corp	5,172	116,318
TripAdvisor Inc*	850	45,195
Twenty-First Century Fox Inc	3,726	186,896
Twenty-First Century Fox Inc - Class A	8,143	410,651
Twitter Inc*	5,110	157,286
VeriSign Inc*	689	122,670
Verizon Communications Inc	31,159	1,773,570
Viacom Inc - Class B	2,740	80,063
The Walt Disney Co	11,275	1,272,271
Total Communications		26,536,011

Consumer, Cyclical (8.78%)
Advance Auto Parts Inc	548	88,655
Alaska Air Group Inc	963	59,417
American Airlines Group Inc	4,021	143,268
Aptiv PLC	2,173	180,598
AutoZone Inc*	275	258,217
Best Buy Co Inc	1,956	134,651
BorgWarner Inc	1,664	67,575
Capri Holdings Ltd*	1,328	60,557
CarMax Inc*	1,689	104,887
Carnival Corp	3,334	192,572
Chipotle Mexican Grill Inc*	234	142,162
Copart Inc*	641	37,607
Costco Wholesale Corp	3,160	691,218
Darden Restaurants Inc	933	104,599
Delta Air Lines Inc	5,026	249,189
Dollar General Corp	1,932	228,865
Dollar Tree Inc*	1,907	183,701
DR Horton Inc	2,495	97,031
Fastenal Co	2,014	126,761
Foot Locker Inc	1,044	62,139
Ford Motor Co	27,615	242,184
The Gap Inc	2,194	55,728
General Motors Co	10,151	400,761
Genuine Parts Co	1,170	127,273
The Goodyear Tire & Rubber Co	1,847	36,534
Hanesbrands Inc	3,007	55,900
Harley-Davidson Inc	1,765	65,517
Hasbro Inc	950	80,655
Hilton Worldwide Holdings Inc	1,615	134,207
The Home Depot Inc	9,397	1,739,761
Kohl’s Corp	1,587	107,170
L Brands Inc	1,787	46,712
Leggett & Platt Inc	1,017	46,192
Lennar Corp	2,200	105,556
LKQ Corp*	2,347	65,012
Lowe’s Cos Inc	6,732	707,466
Macy’s Inc	2,961	73,403
Marriott International Inc	2,467	309,041
Mattel Inc*	2,508	36,165
McDonald’s Corp	6,382	1,173,267
MGM Resorts International	3,988	106,679
Mohawk Industries Inc*	459	62,479
Newell Brands Inc	3,701	60,067
NIKE Inc - Class B	10,668	914,568
Nordstrom Inc	1,123	53,095
Norwegian Cruise Line Holdings Ltd*	1,599	88,792
O’Reilly Automotive Inc*	665	247,353
PACCAR Inc	2,601	176,348
PulteGroup Inc	2,804	75,708
PVH Corp	574	65,918
Ralph Lauren Corp	449	56,201
Ross Stores Inc	3,322	315,025
Royal Caribbean Cruises Ltd	1,236	146,441
Southwest Airlines Co	4,671	261,763
Starbucks Corp	10,948	769,206
Tapestry Inc	2,156	75,331
Target Corp	4,818	349,980
Tiffany & Co	950	90,288
The TJX Cos Inc	10,832	555,573
Tractor Supply Co	1,050	100,118
Ulta Beauty Inc*	468	146,245
Under Armour Inc - Class A*	1,210	27,286
Under Armour Inc - Class C*	1,218	24,457
United Continental Holdings Inc*	2,214	194,411
VF Corp	2,588	226,088
Walgreens Boots Alliance Inc	6,346	451,772
Walmart Inc	11,851	1,173,130
Whirlpool Corp	570	80,661
WW Grainger Inc	441	134,404
Wynn Resorts Ltd	526	66,560
Yum! Brands Inc	2,700	255,150
Total Consumer, Cyclical		16,173,270

Consumer, Non-Cyclical (22.25%)
Abbott Laboratories	13,435	1,042,825
AbbVie Inc	12,821	1,015,935
ABIOMED Inc*	140	46,830
Alexion Pharmaceuticals Inc*	1,383	187,161
Align Technology Inc*	600	155,382
Allergan PLC	2,617	360,387
Altria Group Inc	14,863	778,970
AmerisourceBergen Corp	1,565	130,365
Amgen Inc	5,284	1,004,383
Anthem Inc	2,002	602,061
Archer-Daniels-Midland Co	4,902	208,335
Automatic Data Processing Inc	3,564	545,399
Avery Dennison Corp	891	96,264
Baxter International Inc	3,880	289,952
Becton Dickinson and Co	1,897	471,955
Biogen Inc*	1,739	570,409
Boston Scientific Corp*	11,526	462,423
Bristol-Myers Squibb Co	12,265	633,610
Brown-Forman Corp - Class B	1,728	85,519
Campbell Soup Co	1,449	52,193
Cardinal Health Inc	2,511	136,448
Celgene Corp*	6,007	499,302
Centene Corp*	2,584	157,340
Church & Dwight Co Inc	1,996	131,337
Cigna Corp	3,248	566,581
Cintas Corp	801	165,487
The Clorox Co	943	149,022
The Coca-Cola Co	30,037	1,361,877
Colgate-Palmolive Co	6,558	431,975
Conagra Brands Inc	2,987	69,806
Constellation Brands Inc	1,083	183,200
The Cooper Cos Inc	374	106,960
Coty Inc	3,684	40,524
CVS Health Corp	10,096	583,852
Danaher Corp	4,166	529,165
DaVita Inc*	1,224	69,646
DENTSPLY SIRONA Inc	1,160	48,442
Ecolab Inc	1,937	327,179
Edwards Lifesciences Corp*	1,716	290,502
Eli Lilly & Co	7,419	936,946
Equifax Inc	870	95,274
The Estee Lauder Cos Inc	1,800	282,492
FleetCor Technologies Inc*	699	163,063
Gartner Inc*	714	101,602
General Mills Inc	4,683	220,710
Gilead Sciences Inc	10,033	652,346
Global Payments Inc	1,172	152,805
H&R Block Inc	1,994	48,155
HCA Healthcare Inc	2,209	307,139
Henry Schein Inc*	1,256	74,481
The Hershey Co	1,114	123,298
Hologic Inc*	2,135	100,665
Hormel Foods Corp	2,128	92,270
Humana Inc	1,191	339,483
IDEXX Laboratories Inc*	691	145,822
IHS Markit Ltd*	2,494	132,606
Illumina Inc*	1,143	357,496
Incyte Corp*	1,363	117,531

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Intuitive Surgical Inc*	855	$468,207
IQVIA Holdings Inc*	1,146	160,555
The JM Smucker Co	823	87,164
Johnson & Johnson(a)	20,958	2,863,700
Kellogg Co	1,816	102,168
Kimberly-Clark Corp	2,926	341,845
The Kraft Heinz Co	4,282	142,120
The Kroger Co	8,014	235,051
Laboratory Corp of America Holdings*	705	104,509
Lamb Weston Holdings Inc	406	28,140
McCormick & Co Inc	975	132,581
McKesson Corp	1,736	220,750
Medtronic PLC	10,936	989,708
Merck & Co Inc	21,298	1,731,314
Molson Coors Brewing Co	1,200	73,992
Mondelez International Inc	11,909	561,628
Monster Beverage Corp*	3,387	216,192
Moody’s Corp	1,498	259,334
Mylan NV*	3,101	81,835
Nektar Therapeutics*	1,277	51,770
Nielsen Holdings PLC	1,879	49,230
PayPal Holdings Inc*	8,321	816,040
PepsiCo Inc	11,085	1,281,869
Perrigo Co PLC	677	32,970
Pfizer Inc	45,992	1,993,753
Philip Morris International Inc	11,608	1,009,200
The Procter & Gamble Co	20,266	1,997,214
Quanta Services Inc	1,601	57,060
Quest Diagnostics Inc	1,168	101,090
Regeneron Pharmaceuticals Inc*	562	242,076
ResMed Inc	1,127	115,439
Robert Half International Inc	1,032	70,372
Rollins Inc	462	18,323
S&P Global Inc	2,019	404,547
Stryker Corp	2,155	406,239
Sysco Corp	3,758	253,853
Teleflex Inc	127	36,810
Thermo Fisher Scientific Inc	3,062	794,803
Total System Services Inc	1,190	112,336
Tyson Foods Inc - Class A	2,328	143,544
United Rentals Inc*	724	97,443
UnitedHealth Group Inc	7,607	1,842,567
Universal Health Services Inc	683	94,821
Varian Medical Systems Inc*	875	117,565
Verisk Analytics Inc	1,197	151,337
Vertex Pharmaceuticals Inc*	1,731	326,726
WellCare Health Plans Inc*	156	39,558
Zimmer Biomet Holdings Inc	1,338	166,073
Zoetis Inc	3,718	350,347
Total Consumer, Non-Cyclical		41,008,955

Energy (5.11%)
Anadarko Petroleum Corp	3,750	163,125
Apache Corp	2,792	92,639
Baker Hughes a GE Co	3,384	89,270
Cabot Oil & Gas Corp	3,164	77,898
Chevron Corp(a)	14,364	1,717,646
Cimarex Energy Co	657	47,245
Concho Resources Inc	1,114	122,540
ConocoPhillips	8,936	606,308
Devon Energy Corp	2,767	81,654
Diamondback Energy Inc	428	44,054
Encana Corp	2,639	19,133
EOG Resources Inc	3,850	361,900
Exxon Mobil Corp(a)	32,610	2,577,167
Halliburton Co	6,883	211,239
Helmerich & Payne Inc	805	43,631
Hess Corp	1,823	105,461
HollyFrontier Corp	508	26,010
Kinder Morgan Inc	15,052	288,396
Marathon Oil Corp	5,187	86,104
Marathon Petroleum Corp	5,770	357,798
National Oilwell Varco Inc	3,192	89,823
Noble Energy Inc	2,616	57,944
Occidental Petroleum Corp	5,892	389,756
ONEOK Inc	3,307	212,508
Phillips 66	3,493	336,585
Pioneer Natural Resources Co	1,287	181,403
Schlumberger Ltd	11,025	485,762
TechnipFMC PLC	3,637	81,069
Valero Energy Corp	3,459	282,116
The Williams Cos Inc	6,307	168,334
Total Energy		9,404,518

Financial (17.84%)
Affiliated Managers Group Inc	409	44,830
Aflac Inc	6,890	338,575
Alexandria Real Estate Equities Inc	700	95,123
Alliance Data Systems Corp	400	69,200
The Allstate Corp	3,124	294,843
American Express Co	5,917	637,498
American International Group Inc	6,822	294,710
American Tower Corp	2,860	503,789
Ameriprise Financial Inc	1,369	180,201
Aon PLC	2,040	349,921
Apartment Investment & Management Co	1,037	50,740
Arthur J Gallagher & Co	1,374	110,305
Assurant Inc	596	61,382
AvalonBay Communities Inc	1,044	203,194
Bank of America Corp	74,761	2,174,050
The Bank of New York Mellon Corp	8,692	456,156
BB&T Corp	5,247	267,440
Berkshire Hathaway Inc*	15,083	3,036,207
BlackRock Inc	941	417,070
Boston Properties Inc	1,078	143,040
Brighthouse Financial Inc*	700	27,104
Capital One Financial Corp	4,021	336,075
Cboe Global Markets Inc	706	67,712
CBRE Group Inc*	2,058	102,406
Chubb Ltd	3,685	493,422
Cincinnati Financial Corp	1,179	102,361
Citigroup Inc	20,197	1,292,204
Citizens Financial Group Inc	3,885	143,512
CME Group Inc	2,250	409,298
Comerica Inc	1,331	115,943
Crown Castle International Corp	2,760	327,750
Digital Realty Trust Inc	1,218	137,780
Discover Financial Services	3,035	217,336
Duke Realty Corp	2,792	82,559
E*TRADE Financial Corp	1,181	57,857
Equinix Inc	434	183,799
Equity Residential	2,164	159,465
Essex Property Trust Inc	463	129,566
Everest Re Group Ltd	326	73,712
Extra Space Storage Inc	949	91,047
Federal Realty Investment Trust	548	73,207
Fifth Third Bancorp	5,427	149,677
First Republic Bank	454	47,661
Franklin Resources Inc	3,105	101,254
The Goldman Sachs Group Inc	2,819	554,497
The Hartford Financial Services Group Inc	2,922	144,230
HCP Inc	3,020	92,925
Host Hotels & Resorts Inc	5,173	101,443
Huntington Bancshares Inc	5,456	78,621
Intercontinental Exchange Inc	4,245	327,502
Invesco Ltd	3,410	65,984
Iron Mountain Inc	1,369	48,490
Jefferies Financial Group Inc	1,447	29,331
JPMorgan Chase & Co	26,976	2,815,214
KeyCorp	6,704	118,393
Kimco Realty Corp	2,994	52,664
Lincoln National Corp	2,305	144,109
Loews Corp	2,394	114,002
M&T Bank Corp	1,180	204,211
The Macerich Co	1,011	44,080
Marsh & McLennan Cos Inc	4,025	374,406
Mastercard Inc	7,325	1,646,440
MetLife Inc	7,704	348,144
Mid-America Apartment Communities Inc	858	88,872
Morgan Stanley	10,374	435,501
Nasdaq Inc	1,127	103,199
Northern Trust Corp	1,610	150,052
People’s United Financial Inc	2,887	51,273
The PNC Financial Services Group Inc	3,945	497,149
Principal Financial Group Inc	2,041	107,438
The Progressive Corp	4,123	300,567
Prologis Inc	3,315	232,249
Prudential Financial Inc	3,541	339,405
Public Storage	1,035	218,892
Raymond James Financial Inc	1,004	82,910
Realty Income Corp	1,688	116,742
Regency Centers Corp	1,109	72,362
Regions Financial Corp	9,066	148,682
SBA Communications Corp*	918	165,754
The Charles Schwab Corp	9,317	428,675
Simon Property Group Inc	2,175	394,023
SL Green Realty Corp	740	67,133
State Street Corp	3,093	222,294
SunTrust Banks Inc	3,809	247,090
SVB Financial Group*	411	101,583
Synchrony Financial	6,040	196,964
T Rowe Price Group Inc	1,965	197,345
Torchmark Corp	1,176	97,091
The Travelers Cos Inc	2,411	320,446
UDR Inc	2,033	90,306
Unum Group	2,266	84,658
US Bancorp	12,265	633,978
Ventas Inc	2,081	130,583
Visa Inc - Class A	14,101	2,088,640
Vornado Realty Trust	1,244	83,734
Wells Fargo & Co(a)	35,184	1,755,329
Welltower Inc	2,792	207,474
The Western Union Co	4,688	83,775
Weyerhaeuser Co	5,770	143,615
Willis Towers Watson PLC	996	171,332
Zions Bancorporation	1,054	53,859
Total Financial		32,866,641

Industrial (9.92%)
3M Co	4,679	970,378
Agilent Technologies Inc	2,633	209,166

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Allegion PLC	703	$63,242
AMETEK Inc	1,816	144,517
Amphenol Corp - Class A	2,372	222,897
Arconic Inc	2,478	45,818
Ball Corp	2,268	124,241
The Boeing Co	4,367	1,921,305
CH Robinson Worldwide Inc	1,280	115,686
Caterpillar Inc	4,752	652,640
Corning Inc	7,332	255,227
CSX Corp	7,645	555,562
Cummins Inc	1,302	200,625
Deere & Co	2,547	417,810
Dover Corp	1,334	120,767
Eaton Corp PLC	3,484	277,919
Emerson Electric Co	5,336	363,648
Expeditors International of Washington Inc	1,549	116,098
FedEx Corp	1,881	340,461
FLIR Systems Inc	1,158	59,579
Flowserve Corp	1,128	50,094
Fluor Corp	1,298	48,805
Fortive Corp	964	78,633
Fortune Brands Home & Security Inc	1,197	56,403
Garmin Ltd	806	67,680
General Dynamics Corp	2,204	375,165
General Electric Co	68,083	707,382
Harris Corp	833	137,387
Honeywell International Inc	5,633	867,876
JB Hunt Transport Services Inc	690	74,292
Huntington Ingalls Industries Inc	358	74,969
Illinois Tool Works Inc	2,619	377,346
Ingersoll-Rand PLC	2,109	222,626
Jacobs Engineering Group Inc	962	70,977
Johnson Controls International plc	7,221	254,685
Kansas City Southern	811	88,107
Keysight Technologies Inc*	520	43,893
L3 Technologies Inc	719	152,248
Lockheed Martin Corp	1,981	612,941
Martin Marietta Materials Inc	463	86,951
Masco Corp	2,627	98,670
Mettler-Toledo International Inc*	202	137,544
Norfolk Southern Corp	2,398	429,961
Northrop Grumman Corp	1,488	431,460
Packaging Corp of America	752	71,884
Parker-Hannifin Corp	1,096	193,071
Pentair PLC	1,542	65,597
PerkinElmer Inc	1,021	96,137
Raytheon Co	2,443	455,620
Republic Services Inc	2,203	172,781
Rockwell Automation Inc	1,085	193,738
Roper Technologies Inc	694	224,613
Sealed Air Corp	1,582	69,007
AO Smith Corp	1,152	59,823
Snap-on Inc	424	67,840
Stanley Black & Decker Inc	1,237	163,816
TE Connectivity Ltd	3,236	265,643
Textron Inc	2,069	112,347
TransDigm Group Inc*	370	160,613
Union Pacific Corp	6,161	1,033,200
United Parcel Service Inc	5,289	582,848
United Technologies Corp	6,201	779,280
Vulcan Materials Co	956	106,556
Wabtec Corp	366	26,789
Waste Management Inc	3,352	339,390
Waters Corp*	682	165,194
Westrock Co	996	37,230
Xylem Inc	1,498	113,174
Total Industrial		18,279,872

Technology (16.24%)
Accenture PLC - Class A	4,670	753,645
Activision Blizzard Inc	5,269	222,036
Adobe Inc*	3,587	941,588
Advanced Micro Devices Inc*	5,848	137,603
Akamai Technologies Inc*	1,400	97,524
Analog Devices Inc	2,620	280,235
ANSYS Inc*	680	120,537
Apple Inc(a)	38,359	6,641,860
Applied Materials Inc	9,105	349,086
Autodesk Inc*	1,669	272,064
Broadcom Inc	3,102	854,167
Broadridge Financial Solutions Inc	364	36,855
Cadence Design Systems Inc*	2,246	128,584
Cerner Corp*	2,120	118,614
Citrix Systems Inc	1,348	142,214
Cognizant Technology Solutions Corp	4,408	312,880
Covetrus Inc*	502	17,962
DXC Technology Co	2,234	147,131
Electronic Arts Inc*	2,629	251,806
Fidelity National Information Services Inc	2,517	272,214
Fiserv Inc*	3,330	282,018
Fortinet Inc*	450	39,056
Hewlett Packard Enterprise Co	14,359	235,200
HP Inc	14,359	283,303
Intel Corp	36,299	1,922,394
International Business Machines Corp	6,898	952,821
Intuit Inc	2,031	501,921
IPG Photonics Corp*	299	46,354
Jack Henry & Associates Inc	214	28,383
KLA-Tencor Corp	1,217	140,551
Lam Research Corp	1,341	236,137
Maxim Integrated Products Inc	768	41,802
Microchip Technology Inc	1,401	121,705
Micron Technology Inc*	9,109	372,376
Microsoft Corp	60,049	6,727,288
MSCI Inc	713	131,705
NetApp Inc	2,586	168,607
NVIDIA Corp	4,645	716,538
Oracle Corp	23,171	1,207,903
Paychex Inc	2,454	189,007
Qorvo Inc*	1,120	78,557
QUALCOMM Inc	11,465	612,116
Red Hat Inc*	1,433	261,666
salesforce.com Inc*	4,924	805,813
Seagate Technology PLC	2,601	121,103
Skyworks Solutions Inc	1,431	116,855
Synopsys Inc*	1,189	120,898
Take-Two Interactive Software Inc*	902	78,709
Texas Instruments Inc	7,795	824,555
Western Digital Corp	2,052	103,216
Xerox Corp	2,577	79,629
Xilinx Inc	2,112	264,634
Total Technology		29,911,425

Utilities (2.83%)
AES Corp	4,674	80,533
Alliant Energy Corp	1,758	80,639
Ameren Corp	1,808	128,802
American Electric Power Co Inc	3,645	295,792
American Water Works Co Inc	1,374	139,626
CenterPoint Energy Inc	2,979	89,788
CMS Energy Corp	2,062	112,173
Consolidated Edison Inc	2,227	183,616
Dominion Energy Inc	4,816	356,817
DTE Energy Co	1,258	155,438
Duke Energy Corp	5,180	464,439
Edison International	2,433	145,712
Entergy Corp	1,304	121,702
Evergy Inc	852	47,635
Eversource Energy	2,274	158,748
Exelon Corp	6,183	300,432
FirstEnergy Corp	3,123	127,263
NextEra Energy Inc	3,624	680,297
NiSource Inc	2,050	55,309
NRG Energy Inc	1,956	81,526
Pinnacle West Capital Corp	806	75,555
PPL Corp	4,208	135,371
Public Service Enterprise Group Inc	3,861	227,065
Sempra Energy	1,653	199,087
The Southern Co	7,566	375,955
WEC Energy Group Inc	2,388	182,157
Xcel Energy Inc	3,728	204,518
Total Utilities		5,205,995

Total Common Stock (Cost $68,526,953)		183,119,899

Total Investments (Cost $68,526,953)(b) (99.41%)		$183,119,899
Other Net Assets (0.59%)		1,083,811
Net Assets (100.00%)		$184,203,710

Long Futures contracts at February 28, 2019:

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
7 Contracts, expiring March 2019	$960,331	$974,645	$14,314

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $68,579,499.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$117,429,134
Unrealized depreciation	(2,888,734)
Net unrealized appreciation	$114,540,400

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Shares	Value (Note 1)
Common Stock (98.95%)

Basic Materials (5.21%)
Allegheny Technologies Inc*	8,230	$235,625
Ashland Global Holdings Inc	4,350	336,603
Cabot Corp	4,329	202,944
Carpenter Technology Corp	3,473	163,023
The Chemours Co	11,626	442,137
Commercial Metals Co	8,847	146,418
Compass Minerals International Inc	2,545	133,307
Domtar Corp	4,751	241,873
Minerals Technologies Inc	2,659	157,413
NewMarket Corp	620	272,180
Olin Corp	11,754	303,958
PolyOne Corp	5,712	186,325
Reliance Steel & Aluminum Co	5,155	460,084
Royal Gold Inc	4,689	414,554
RPM International Inc	9,440	546,293
Sensient Technologies Corp	3,071	198,694
Steel Dynamics Inc	16,752	625,185
United States Steel Corp(a)	11,778	263,945
Valvoline Inc	12,831	241,094
Versum Materials Inc	8,135	398,615
Total Basic Materials		5,970,270

Communications (3.36%)
AMC Networks Inc*	3,561	233,993
ARRIS International PLC*	11,774	373,000
Cable One Inc	349	331,198
Cars.com Inc*	5,567	131,047
Ciena Corp*	10,088	430,354
InterDigital Inc	2,605	181,647
John Wiley & Sons Inc	3,389	175,855
LogMeIn Inc	3,724	295,835
Meredith Corp	2,763	158,237
Plantronics Inc	2,393	120,224
TEGNA Inc	16,531	217,713
Telephone & Data Systems Inc	7,088	227,170
The New York Times Co	9,283	304,947
ViaSat Inc*	3,110	234,961
World Wrestling Entertainment Inc	2,835	237,290
Yelp Inc*	5,168	192,560
Total Communications		3,846,031

Consumer, Cyclical (13.44%)
Adient PLC	6,606	128,421
American Eagle Outfitters Inc	12,812	261,365
AutoNation Inc*	4,193	147,845
Bed Bath & Beyond Inc	8,029	134,325
Big Lots Inc	3,014	95,031
Boyd Gaming Corp	5,823	173,292
Brinker International Inc	2,681	122,709
Brunswick Corp	6,199	326,935
Carter’s Inc	3,345	325,937
Casey’s General Stores Inc	2,703	364,202
The Cheesecake Factory Inc	3,305	156,327
Churchill Downs Inc	2,520	236,376
Cinemark Holdings Inc	7,911	297,691
Cracker Barrel Old Country Store Inc	1,806	292,554
Dana Inc	9,921	195,940
Deckers Outdoor Corp*	2,088	308,920
Delphi Technologies PLC	6,288	137,141
Dick’s Sporting Goods Inc	5,846	228,345
Dillard’s Inc - Class A	1,485	116,632
Domino’s Pizza Inc	2,908	729,734
Dunkin’ Brands Group Inc	5,819	415,768
Eldorado Resorts Inc*	4,262	205,471
Five Below Inc*	3,925	472,374
Herman Miller Inc	4,423	162,236
HNI Corp	3,420	132,115
International Speedway Corp - Class A	1,729	74,779
Jack in the Box Inc	2,080	167,523
JetBlue Airways Corp*	22,669	378,572
KB Home	6,210	141,650
Live Nation Entertainment Inc*	9,472	535,736
Marriott Vacations Worldwide Corp	2,923	284,525
The Michaels Cos Inc*	8,103	114,576
MSC Industrial Direct Co Inc	3,322	280,410
Nu Skin Enterprises Inc	3,686	221,565
NVR Inc*	245	641,900
Ollie’s Bargain Outlet Holdings Inc*	3,572	315,122
Papa John’s International Inc	1,995	87,201
Penn National Gaming Inc*	6,066	150,740
Polaris Industries Inc	4,112	350,466
Pool Corp	2,978	475,110
Sally Beauty Holdings Inc*	8,063	145,698
Scientific Games Corp*	3,739	108,655
The Scotts Miracle-Gro Co	2,890	236,691
Signet Jewelers Ltd	3,605	101,337
Six Flags Entertainment Corp	4,962	276,433
Skechers U.S.A. Inc - Class A*	9,659	324,832
Tempur Sealy International Inc*	3,255	189,474
Texas Roadhouse Inc	4,276	270,714
Thor Industries Inc	3,464	223,670
Toll Brothers Inc	9,416	335,210
The Toro Co	7,736	530,534
TRI Pointe Group Inc*	11,036	139,054
Tupperware Brands Corp	3,537	106,499
Urban Outfitters Inc*	5,663	174,704
Visteon Corp*	2,116	181,257
Watsco Inc	1,930	277,708
The Wendy’s Co	12,842	222,552
Williams-Sonoma Inc	5,494	319,531
World Fuel Services Corp	5,338	147,809
Wyndham Destinations Inc	7,147	321,829
Wyndham Hotels & Resorts Inc	7,142	375,455
Total Consumer, Cyclical		15,397,207

Consumer, Non-Cyclical (15.58%)
Aaron’s Inc	4,816	261,461
Acadia Healthcare Co Inc*	5,855	153,928
Adtalem Global Education Inc*	4,267	205,669
ASGN Inc*	3,736	240,636
Avanos Medical Inc*	3,497	164,639
Avis Budget Group Inc*	5,065	181,428
Bio-Rad Laboratories Inc*	1,429	387,116
Bio-Techne Corp	2,648	513,446
The Boston Beer Co Inc*	612	191,287
The Brink’s Co	3,568	281,587
Cantel Medical Corp	2,540	186,741
Catalent Inc*	9,318	402,724
Charles River Laboratories International Inc*	3,442	489,349
Chemed Corp	1,141	375,960
CoreLogic Inc*	5,823	213,529
Deluxe Corp	3,624	168,625
Edgewell Personal Care Co*	3,960	175,666
Encompass Health Corp	6,827	431,057
Exelixis Inc*	12,500	279,875
Flowers Foods Inc	13,838	283,264
Globus Medical Inc*	5,432	264,484
Graham Holdings Co	327	223,573
Green Dot Corp*	3,207	207,012
Haemonetics Corp*	3,739	324,807
The Hain Celestial Group Inc*	6,209	122,131
Healthcare Services Group Inc	5,305	202,545
HealthEquity Inc*	3,845	309,446
Helen of Troy Ltd*	1,916	214,803
Hill-Rom Holdings Inc	4,543	481,784
ICU Medical Inc*	1,078	264,929
Ingredion Inc	5,080	469,646
Inogen Inc*	1,242	133,465
Integra LifeSciences Holdings Corp*	5,052	278,315
Lancaster Colony Corp	1,475	231,236
Ligand Pharmaceuticals Inc*	1,437	178,303
LivaNova PLC*	2,983	278,016
LiveRamp Holdings Inc*	4,622	248,433
Mallinckrodt PLC*	5,485	136,906
ManpowerGroup Inc	4,685	394,711
MarketAxess Holdings Inc (a)	2,724	664,328
Masimo Corp*	2,951	387,407
MEDNAX Inc*	6,702	220,563
Molina Healthcare Inc*	4,408	593,449
NuVasive Inc*	2,872	169,161
Patterson Cos Inc	5,856	132,053
Post Holdings Inc*,(a)	4,823	491,367
PRA Health Sciences Inc*	3,625	387,803
Prestige Consumer Healthcare Inc*	3,633	106,302
Sabre Corp	14,745	330,730
Sanderson Farms Inc	1,414	162,893
Service Corp International	12,527	517,866
Sotheby’s*	2,635	115,597
Sprouts Farmers Market Inc*	8,749	204,027
STERIS PLC	5,692	688,503
Syneos Health Inc*	4,220	176,269
Tenet Healthcare Corp*	5,708	163,135
Tootsie Roll Industries Inc	1,384	51,471
TreeHouse Foods Inc*	4,336	262,675
United Therapeutics Corp*,(a)	2,770	349,823
Weight Watchers International Inc*	2,743	55,491
West Pharmaceutical Services Inc	5,249	549,833
WEX Inc*,(a)	2,900	516,374
Total Consumer, Non-Cyclical		17,849,652

Energy (3.77%)
Apergy Corp*	5,543	232,695
Callon Petroleum Co*	14,269	109,158
Chesapeake Energy Corp*	66,369	196,452
CNX Resources Corp*	13,127	139,146
Core Laboratories NV	2,429	157,423
Diamond Offshore Drilling Inc*	4,925	47,034
Ensco PLC - Class A	30,826	126,387
EQT Corp	18,461	334,513
First Solar Inc*,(a)	5,241	275,415
Matador Resources Co*	7,147	132,934
McDermott International Inc*	12,878	109,205
Murphy Oil Corp	8,937	258,279
Murphy USA Inc*	2,287	177,860
NOW Inc*	7,894	113,910
Oasis Petroleum Inc*	19,091	106,719

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Oceaneering International Inc*	7,433	$114,840
Patterson-UTI Energy Inc	12,375	164,093
PBF Energy Inc - Class A	7,881	244,863
QEP Resources Inc*	17,033	132,176
Range Resources Corp	16,245	173,822
Rowan Cos Plc*	8,032	90,842
SM Energy Co	7,260	118,628
Southwestern Energy Co*	35,965	152,132
Transocean Ltd*	31,902	260,639
WPX Energy Inc*	28,128	347,100
Total Energy		4,316,265

Financial (25.53%)
Banks (7.73%)
Associated Banc-Corp	11,169	260,014
BancorpSouth Bank	5,929	193,226
Bank of Hawaii Corp	3,004	247,019
Bank OZK	8,585	281,588
Cathay General Bancorp	5,662	219,912
Chemical Financial Corp	5,278	241,891
Commerce Bancshares Inc(a)	7,255	456,557
Cullen	4,063	421,252
East West Bancorp Inc	10,219	558,059
First Horizon National Corp	23,590	368,712
FNB Corp	22,852	279,708
Fulton Financial Corp	13,099	225,041
Hancock Whitney Corp	5,983	261,337
Home BancShares Inc	9,497	185,002
International Bancshares Corp	3,830	156,341
MB Financial Inc	5,441	246,314
PacWest Bancorp(a)	9,275	380,461
Pinnacle Financial Partners Inc	5,215	306,068
Prosperity Bancshares Inc	4,912	365,698
Signature Bank	3,795	515,209
Synovus Financial Corp	8,453	335,415
TCF Financial Corp	12,743	291,815
Texas Capital Bancshares Inc*	3,508	214,093
Trustmark Corp	5,160	183,077
UMB Financial Corp	3,300	227,073
Umpqua Holdings Corp	15,568	283,026
United Bankshares Inc	7,422	284,931
Valley National Bancorp	18,619	196,617
Webster Financial Corp	6,509	373,747
Wintrust Financial Corp	4,053	298,585
		8,857,788
Diversified Financial Service (2.70%)
Eaton Vance Corp(a)	8,639	361,542
Evercore Inc	2,936	270,406
Federated Investors Inc	7,087	210,838
Interactive Brokers Group Inc	5,053	279,077
Janus Henderson Group PLC	12,689	310,881
Legg Mason Inc	6,044	176,787
LendingTree Inc*	548	174,785
Navient Corp	18,952	231,593
SEI Investments Co	9,240	487,410
SLM Corp	30,078	332,362
Stifel Financial Corp	4,809	261,754
		3,097,435
Insurance (4.80%)
Alleghany Corp*	1,037	666,750
American Financial Group Inc	4,859	484,248
Brown & Brown Inc	16,360	484,583
CNO Financial Group Inc	11,860	201,976
First American Financial Corp	7,827	397,533
Genworth Financial Inc*	37,014	143,244
The Hanover Insurance Group Inc	3,007	356,961
Kemper Corp	3,706	307,969
Mercury General Corp	1,883	99,743
Old Republic International Corp	17,345	361,817
Primerica Inc	3,128	391,125
Reinsurance Group of America Inc	4,238	612,348
RenaissanceRe Holdings Ltd	2,830	416,152
WR Berkley Corp	6,802	569,055
		5,493,504
Real Estate (9.48%)
Alexander & Baldwin Inc	4,965	113,847
American Campus Communities Inc	9,815	442,264
Camden Property Trust(a)	6,565	643,961
CoreCivic Inc	8,980	190,196
CoreSite Realty Corp	2,417	247,138
Corporate Office Properties Trust	7,042	183,022
Cousins Properties Inc	25,361	241,437
CyrusOne Inc	6,021	300,087
Douglas Emmett Inc	10,862	419,273
EPR Properties	4,422	324,929
First Industrial Realty Trust Inc	8,145	273,020
The GEO Group Inc	9,203	209,092
Healthcare Realty Trust Inc	7,860	248,769
Highwoods Properties Inc	7,529	348,668
Hospitality Properties Trust	11,619	314,526
JBG SMITH Properties	4,776	192,425
Jones Lang LaSalle Inc	3,207	529,540
Kilroy Realty Corp	6,874	506,683
Lamar Advertising Co(a)	6,070	470,850
Liberty Property Trust	10,422	493,273
Life Storage Inc	3,290	321,104
Mack-Cali Realty Corp	6,694	140,641
Medical Properties Trust Inc	25,745	469,331
National Retail Properties Inc(a)	10,988	572,475
Omega Healthcare Investors Inc	14,003	502,707
Pebblebrook Hotel Trust	9,312	298,077
PotlatchDeltic Corp	3,261	117,363
Rayonier Inc	9,442	278,256
Realogy Holdings Corp	8,805	119,748
Sabra Health Care REIT Inc	12,956	234,763
Senior Housing Properties Trust	16,800	217,560
Tanger Factory Outlet Centers Inc	6,683	144,286
Taubman Centers Inc	4,514	240,957
Uniti Group Inc	9,408	90,693
Urban Edge Properties	7,463	144,931
Weingarten Realty Investors	8,880	255,833
		10,841,725
Savings&Loans (0.82%)
New York Community Bancorp Inc	34,575	432,533
Sterling Bancorp	15,886	322,962
Washington Federal Inc	6,164	189,112
		944,607

Total Financial		29,235,059

Industrial (19.03%)
Acuity Brands Inc	2,936	382,032
AECOM*	11,143	344,987
AGCO Corp	4,662	315,058
AptarGroup Inc	4,404	448,019
Arrow Electronics Inc*	6,219	495,654
Avnet Inc	8,549	371,796
Belden Inc	3,213	198,531
Bemis Co Inc	6,419	339,565
Carlisle Cos Inc	4,382	539,337
Clean Harbors Inc*	3,961	269,348
Cognex Corp	12,243	653,776
Coherent Inc*	1,741	231,692
Crane Co	3,718	314,431
Curtiss-Wright Corp(a)	3,144	387,624
Donaldson Co Inc	9,184	473,803
Dycom Industries Inc*	2,187	98,590
Eagle Materials Inc	3,522	269,222
EMCOR Group Inc	4,158	299,917
Energizer Holdings Inc	4,614	211,690
EnerSys	2,978	219,836
Esterline Technologies Corp*	1,865	227,064
GATX Corp	2,707	215,207
Genesee & Wyoming Inc*	4,360	357,520
Gentex Corp	18,678	379,911
Graco Inc	11,905	559,059
Granite Construction Inc	2,975	138,516
Greif Inc - Class A	1,958	78,712
Hubbell Inc(a)	3,895	459,805
IDEX Corp	5,401	778,284
ITT Inc	6,221	359,325
Jabil Inc	10,646	302,346
KBR Inc	10,499	207,460
Kennametal Inc	5,634	212,345
Kirby Corp*	3,748	278,177
Knight-Swift Transportation Holdings Inc	9,041	304,049
Landstar System Inc	2,964	322,128
Lennox International Inc	2,516	617,049
Lincoln Electric Holdings Inc	4,369	377,569
Littelfuse Inc	1,717	331,536
Louisiana-Pacific Corp	10,742	271,450
MasTec Inc*	4,309	186,063
MDU Resources Group Inc	13,807	364,781
MSA Safety Inc	2,387	246,792
National Instruments Corp	7,974	372,705
Nordson Corp	3,589	487,243
nVent Electric PLC	11,628	319,537
Old Dominion Freight Line Inc	4,556	686,907
Oshkosh Corp	5,314	413,482
Owens-Illinois Inc	12,413	247,267
Regal Beloit Corp	3,089	258,735
Resideo Technologies Inc*	8,815	226,546
Ryder System Inc	3,743	232,665
Silgan Holdings Inc	5,828	164,991
Sonoco Products Co	7,027	406,793
SYNNEX Corp	2,962	290,631
Tech Data Corp*	2,618	267,612
Teledyne Technologies Inc*	2,505	591,280
Terex Corp	4,504	151,289
The Timken Co	4,828	209,487
Trimble Inc*	17,799	712,137
Trinity Industries Inc	10,731	251,213
Valmont Industries Inc	1,704	232,749
Vishay Intertechnology Inc	10,173	222,992
Werner Enterprises Inc	3,170	109,460
Woodward Inc	3,838	369,753
Worthington Industries Inc	3,368	132,396
Total Industrial		21,797,926

Technology (8.84%)
ACI Worldwide Inc*	8,804	280,583

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Allscripts Healthcare Solutions Inc*	13,284	$142,404
Blackbaud Inc	2,675	206,617
CDK Global Inc	9,286	538,681
Cirrus Logic Inc*	4,718	189,333
CommVault Systems Inc*	2,668	179,797
Cree Inc*	6,918	376,408
Cypress Semiconductor Corp(a)	24,346	375,659
Fair Isaac Corp*	1,774	439,633
Integrated Device Technology Inc*	9,391	453,867
j2 Global Inc	3,256	276,793
Lumentum Holdings Inc*	4,462	221,985
Manhattan Associates Inc*	5,102	279,335
MAXIMUS Inc	4,622	326,683
Medidata Solutions Inc*	4,277	320,861
MKS Instruments Inc	3,838	318,055
Monolithic Power Systems Inc	2,786	373,630
NCR Corp*	8,611	241,280
NetScout Systems Inc*	5,034	137,781
Perspecta Inc	10,216	215,558
Pitney Bowes Inc	14,120	101,523
PTC Inc*	7,392	686,124
Science Applications International Corp	3,057	228,358
Silicon Laboratories Inc*	3,009	243,789
Synaptics Inc*	2,575	107,815
Teradata Corp*	8,554	413,757
Teradyne Inc	12,949	528,708
Tyler Technologies Inc*	2,470	505,831
The Ultimate Software Group Inc*	2,006	664,989
Zebra Technologies Corp*	3,760	753,918
Total Technology		10,129,755

Utilities (4.18%)
ALLETE Inc	3,628	294,049
Aqua America Inc	12,562	451,478
Atmos Energy Corp	7,768	767,867
Black Hills Corp	3,781	268,375
Hawaiian Electric Industries Inc	8,128	311,140
IDACORP Inc	3,500	344,435
National Fuel Gas Co	6,006	361,501
New Jersey Resources Corp	5,790	280,236
NorthWestern Corp	3,640	249,486
OGE Energy Corp	14,118	600,297
ONE Gas Inc	3,898	336,982
PNM Resources Inc	5,973	260,901
Southwest Gas Holdings Inc	3,218	263,683
Total Utilities		4,790,430

Total Common Stock (Cost $78,869,768)		113,332,595

Total Investments (Cost $78,869,768)(a) (98.95%)		$113,332,595
Other Net Assets (1.05%)		1,200,963
Net Assets (100.00%)		$114,533,558

Long Futures contracts at February 28, 2019:

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
6 Contracts, expiring March 2019	$1,116,107	$1,146,480	$30,373

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $79,151,339.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$40,588,628
Unrealized depreciation	(6,407,372)
Net unrealized appreciation	$34,181,256

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Shares	Value (Note 1)
Common Stock (98.60%)

Basic Materials (4.40%)
A Schulman Inc - CVR	1	$2,518
AdvanSix Inc*	3,060	100,215
AK Steel Holding Corp*	31,639	95,550
American Vanguard Corp	2,434	45,711
Balchem Corp	3,221	285,799
Century Aluminum Co*	4,940	42,632
Clearwater Paper Corp*	1,635	46,761
PH Glatfelter Co	4,384	58,965
HB Fuller Co	5,072	256,035
Hawkins Inc	889	36,645
Ingevity Corp*,(a)	4,223	486,573
Innophos Holdings Inc	1,960	65,072
Innospec Inc	2,391	195,727
Kaiser Aluminum Corp	1,681	184,036
Koppers Holdings Inc*	2,119	52,106
Kraton Corp*	3,201	113,892
Materion Corp	2,026	117,062
Mercer International Inc	4,141	59,299
Neenah Inc	1,669	112,791
Quaker Chemical Corp	1,336	279,211
Rayonier Advanced Materials Inc	4,999	70,436
Rogers Corp*	1,842	285,970
Schweitzer-Mauduit International Inc	3,051	117,647
Stepan Co	1,999	188,106
Total Basic Materials		3,298,759

Communications (3.81%)
8x8 Inc*	9,332	183,560
ADTRAN Inc	4,820	72,396
ATN International Inc	1,090	61,182
CalAmp Corp*	3,588	49,873
Cincinnati Bell Inc*	4,841	46,958
Cogent Communications Holdings Inc	4,180	203,608
Consolidated Communications Holdings Inc	7,218	71,675
Digi International Inc*	2,432	32,102
ePlus Inc*	1,374	122,891
The EW Scripps Co	5,565	117,700
Extreme Networks Inc*	11,197	92,039
Finisar Corp*	11,402	279,235
Frontier Communications Corp*	10,665	32,528
Gannett Co Inc	11,003	129,175
Harmonic Inc*	8,550	47,196
HealthStream Inc*	2,593	72,085
Iridium Communications Inc*	9,712	206,768
Liquidity Services Inc*	2,609	18,002
NETGEAR Inc*	3,121	111,888
New Media Investment Group Inc	5,837	77,749
NIC Inc	6,674	114,059
Perficient Inc*	3,355	95,987
QuinStreet Inc*	3,564	47,722
Scholastic Corp	2,754	116,522
Shutterfly Inc*	3,327	149,083
Shutterstock Inc	1,885	87,332
Spok Holdings Inc	1,924	26,570
Stamps.com Inc*	1,672	157,151
TechTarget Inc*	2,200	36,476
Total Communications		2,859,512

Consumer, Cyclical (14.88%)
Abercrombie & Fitch Co	6,810	149,480
Allegiant Travel Co	1,263	166,842
American Axle & Manufacturing Holdings Inc*	11,257	181,238
Anixter International Inc*	2,918	171,228
Asbury Automotive Group Inc*	2,051	147,241
Ascena Retail Group Inc*	16,548	36,737
Barnes & Noble Education Inc*	3,275	22,565
Barnes & Noble Inc	5,697	35,891
Belmond Ltd - Class A*	9,074	225,489
BJ’s Restaurants Inc	2,118	101,325
The Buckle Inc	2,729	52,370
Caleres Inc	4,288	133,357
Callaway Golf Co	9,474	163,048
The Cato Corp - Class A	2,492	39,224
Cavco Industries Inc*	839	116,143
Chico’s FAS Inc	12,960	75,686
The Children’s Place Inc	1,669	159,490
Chuy’s Holdings Inc*	1,589	35,546
Conn’s Inc*	2,348	55,389
Cooper Tire & Rubber Co	4,894	156,412
Cooper-Standard Holdings Inc*	1,609	96,717
Core-Mark Holding Co Inc	4,601	144,978
Crocs Inc*	7,321	188,003

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Daktronics Inc	3,984	$32,350
Dave & Buster’s Entertainment Inc	3,977	204,139
Dine Brands Global Inc	1,789	177,469
Dorman Products Inc*	2,929	236,956
DSW Inc	7,272	215,324
El Pollo Loco Holdings Inc*	2,051	31,032
Ethan Allen Interiors Inc	2,402	48,232
Express Inc*	7,585	39,442
EZCORP Inc - Class A*	4,843	47,316
Fiesta Restaurant Group Inc*	2,674	40,297
FirstCash Inc(a)	4,557	399,467
Fossil Group Inc*	4,397	68,769
Fox Factory Holding Corp*	3,780	239,576
GameStop Corp - Class A	10,222	119,597
Garrett Motion Inc*	7,461	124,897
Genesco Inc*	1,901	91,761
Gentherm Inc*	3,692	151,372
G-III Apparel Group Ltd*	4,287	152,660
Group 1 Automotive Inc	1,928	119,883
Guess? Inc	6,053	135,527
Haverty Furniture Cos Inc	1,917	46,698
Hawaiian Holdings Inc	5,094	151,547
Hibbett Sports Inc*	2,017	37,395
Installed Building Products Inc*	2,092	91,253
Interface Inc	6,070	107,743
iRobot Corp*	2,790	348,917
JC Penney Co Inc*	31,537	47,936
Kirkland’s Inc*	1,580	18,454
La-Z-Boy Inc	4,599	158,252
LCI Industries	2,530	206,144
LGI Homes Inc*	1,815	107,267
Lithia Motors Inc - Class A	2,402	216,829
Lumber Liquidators Holdings Inc*	2,806	33,139
M/I Homes Inc*	2,766	72,027
The Marcus Corp	1,880	79,693
MarineMax Inc*	2,374	46,602
MDC Holdings Inc	4,784	137,982
Meritage Homes Corp*	3,833	168,077
Methode Electronics Inc	3,654	102,531
Mobile Mini Inc	4,477	161,217
Monarch Casino & Resort Inc*	1,142	50,077
Motorcar Parts of America Inc*	1,857	38,421
Movado Group Inc	1,570	54,997
Nautilus Inc*	2,880	18,806
Office Depot Inc	56,169	194,906
Oxford Industries Inc	1,699	134,272
PetMed Express Inc	1,968	45,362
Red Robin Gourmet Burgers Inc*	1,277	38,834
Regis Corp*	3,353	60,656
RH*	1,921	295,046
Ruth’s Hospitality Group Inc	2,946	74,887
ScanSource Inc*	2,508	94,175
Shake Shack Inc - Class A*	2,591	142,868
Shoe Carnival Inc	1,254	47,828
SkyWest Inc	5,222	282,197
Sleep Number Corp*	3,948	172,330
Sonic Automotive Inc	2,552	38,357
Standard Motor Products Inc	2,030	100,079
Steven Madden Ltd	7,920	261,280
Superior Industries International Inc	2,154	13,333
Tailored Brands Inc	4,990	64,670
Tile Shop Holdings Inc	3,476	22,177
Titan International Inc	4,982	31,187
Unifi Inc*	1,711	37,847
UniFirst Corp	1,547	222,490
Universal Electronics Inc*	1,358	45,344
Vera Bradley Inc*	1,892	18,069
Veritiv Corp*	1,144	33,050
Vista Outdoor Inc*	5,502	49,023
Vitamin Shoppe Inc*	2,435	17,946
Wabash National Corp	5,957	88,402
William Lyon Homes - Class A*	2,798	39,592
Wingstop Inc	2,930	195,167
Winnebago Industries Inc	2,789	91,005
Wolverine World Wide Inc	9,508	340,005
Zumiez Inc*	1,661	41,027
Total Consumer, Cyclical		11,165,880

Consumer, Non-Cyclical (17.71%)
ABM Industries Inc	6,592	235,071
Acorda Therapeutics Inc*	4,722	69,602
Addus HomeCare Corp*	991	66,605
Akorn Inc*	9,531	38,601
AMAG Pharmaceuticals Inc*	3,411	50,790
Amedisys Inc*,(a)	2,871	356,864
American Public Education Inc*	1,645	53,150
AMN Healthcare Services Inc*	4,802	240,148
Amphastar Pharmaceuticals Inc*	3,566	88,615
The Andersons Inc	2,657	98,203
AngioDynamics Inc*	3,693	82,760
ANI Pharmaceuticals Inc*	910	59,869
Anika Therapeutics Inc*	1,454	47,444
Arlo Technologies Inc*	6,180	26,759
Assertio Therapeutics Inc*	5,860	24,260
Avon Products Inc*	43,298	133,791
B&G Foods Inc	6,682	164,511
BioTelemetry Inc*	3,315	247,697
Calavo Growers Inc	1,584	134,846
Cal-Maine Foods Inc	2,954	130,271
Cambrex Corp*	3,307	136,711
Cardtronics PLC*	4,527	133,592
Care.com Inc*	2,509	63,202
Career Education Corp*	6,635	110,274
Central Garden & Pet Co*	1,035	32,375
Central Garden & Pet Co - Class A*	4,012	111,734
The Chefs’ Warehouse Inc*	2,331	74,615
Coca-Cola Consolidated Inc	446	110,546
Community Health Systems Inc*	11,035	54,623
CONMED Corp	2,619	201,401
Corcept Therapeutics Inc*	10,698	133,404
CorVel Corp*	969	65,214
Cross Country Healthcare Inc*	3,652	31,918
CryoLife Inc*	3,262	96,490
Cutera Inc*	1,289	22,068
Cytokinetics Inc*	5,112	36,909
Dean Foods Co	9,166	36,756
Diplomat Pharmacy Inc*	5,700	36,765
Eagle Pharmaceuticals Inc*	1,123	56,229
Emergent BioSolutions Inc*	4,436	258,840
Enanta Pharmaceuticals Inc*	1,590	163,039
Endo International PLC*	20,210	222,108
The Ensign Group Inc	4,885	241,562
EVERTEC Inc	6,048	173,094
Forrester Research Inc	996	49,999
FTI Consulting Inc*	3,789	280,992
Heidrick & Struggles International Inc	1,846	79,581
Heska Corp*	673	55,045
HMS Holdings Corp*	8,301	286,052
Innoviva Inc*	6,708	105,316
Integer Holdings Corp*	2,997	272,607
Inter Parfums Inc	1,699	125,335
Invacare Corp	3,327	32,372
J&J Snack Foods Corp	1,501	233,075
John B Sanfilippo & Son Inc	861	59,822
Kelly Services Inc	3,086	74,465
Korn Ferry	5,672	276,737
Lannett Co Inc*	2,918	27,458
Lantheus Holdings Inc*	3,880	88,658
LeMaitre Vascular Inc	1,530	45,778
LHC Group Inc*	2,932	321,611
LSC Communications Inc	3,223	27,267
Luminex Corp	4,147	105,666
Magellan Health Inc*	2,471	168,300
Matthews International Corp	3,224	128,218
The Medicines Co*	6,505	160,478
Medifast Inc	1,204	153,426
Meridian Bioscience Inc	4,249	72,530
Merit Medical Systems Inc*,(a)	5,439	303,115
MGP Ingredients Inc	1,267	103,704
Momenta Pharmaceuticals Inc*	7,785	109,691
Monro Inc	3,235	246,863
Myriad Genetics Inc*	7,569	234,866
Natus Medical Inc*	3,265	90,212
Navigant Consulting Inc	4,384	90,267
Neogen Corp*	5,176	320,705
Nutrisystem Inc	2,981	129,018
OraSure Technologies Inc*	6,127	65,865
Orthofix Medical Inc*	1,892	115,601
Owens & Minor Inc	6,011	37,509
Phibro Animal Health Corp	1,987	58,219
Progenics Pharmaceuticals Inc*	7,397	32,695
The Providence Service Corp*	1,210	86,297
Quanex Building Products Corp	3,418	58,755
Quorum Health Corp*	2,753	7,681
REGENXBIO Inc*	2,935	151,828
Rent-A-Center Inc*	5,285	98,354
Repligen Corp*	3,949	235,044
Resources Connection Inc	2,990	51,936
RR Donnelley & Sons Co	6,596	35,486
Select Medical Holdings Corp*	10,762	159,493
Seneca Foods Corp - Class A*	660	19,483
SpartanNash Co	3,727	70,738
Spectrum Pharmaceuticals Inc*	9,397	101,582
Strategic Education Inc	2,179	284,970
Supernus Pharmaceuticals Inc*	5,197	212,245
Surmodics Inc*	1,330	77,606
Tactile Systems Technology Inc*	1,689	128,381
Team Inc*	2,930	45,767
Tivity Health Inc*	4,032	86,285
Travelport Worldwide Ltd	12,646	198,795
TrueBlue Inc*	3,979	91,597
US Physical Therapy Inc	1,244	137,139
United Natural Foods Inc*	5,088	76,371
Universal Corp	2,510	148,943
Vanda Pharmaceuticals Inc*	5,279	106,847
Varex Imaging Corp*	3,808	119,724
Viad Corp	2,054	118,927
WD-40 Co	1,396	249,842
Total Consumer, Non-Cyclical		13,282,560

Energy (3.54%)
Archrock Inc	12,975	126,636
Bonanza Creek Energy Inc*	2,055	47,203

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Bristow Group Inc*	3,244	$3,828
C&J Energy Services Inc*	6,383	110,234
CARBO Ceramics Inc*	2,228	9,090
Carrizo Oil & Gas Inc*	8,776	96,360
CONSOL Energy Inc*	2,836	107,626
Denbury Resources Inc*	46,431	89,148
Era Group Inc*	2,067	23,812
Exterran Corp*	3,227	55,085
FutureFuel Corp	2,258	41,638
Geospace Technologies Corp*	1,047	17,171
Green Plains Inc	3,903	60,887
Gulf Island Fabrication Inc*	900	8,820
Gulfport Energy Corp*	15,178	116,263
Helix Energy Solutions Group Inc*	13,968	103,363
HighPoint Resources Corp*	9,646	24,983
KLX Energy Services Holdings Inc*	2,045	53,906
Laredo Petroleum Inc*	15,407	52,846
Matrix Service Co*	2,446	51,097
Nabors Industries Ltd	32,902	106,602
Newpark Resources Inc*	8,961	79,215
Noble Corp plc*	24,763	74,537
Oil States International Inc*	6,072	104,074
Par Pacific Holdings Inc*	2,344	39,614
Penn Virginia Corp*	1,312	70,402
Pioneer Energy Services Corp*	7,129	12,618
ProPetro Holding Corp*	6,944	137,908
Renewable Energy Group Inc*	3,755	99,770
REX American Resources Corp*	531	42,326
Ring Energy Inc*	5,422	33,454
SolarEdge Technologies Inc*	4,311	182,183
SRC Energy Inc*	23,938	110,115
SunCoke Energy Inc*	6,488	64,361
Superior Energy Services Inc*	15,582	72,924
TETRA Technologies Inc*	12,600	30,114
Unit Corp*	5,423	84,328
US Silica Holdings Inc	7,460	111,154
Total Energy		2,655,695

Financial (23.77%)
Acadia Realty Trust	8,187	233,248
Agree Realty Corp	3,493	229,595
Ambac Financial Group Inc*	4,388	86,751
American Assets Trust Inc	4,059	176,323
Ameris Bancorp	4,070	165,934
AMERISAFE Inc	1,932	121,929
Apollo Commercial Real Estate Finance Inc	11,233	203,991
Armada Hoffler Properties Inc	4,539	69,447
ARMOUR Residential REIT Inc	4,204	84,290
Axos Financial Inc*	5,523	178,282
Banc of California Inc	4,101	71,029
Banner Corp	3,245	201,612
Berkshire Hills Bancorp Inc	4,061	127,191
Blucora Inc*	4,714	126,759
Boston Private Financial Holdings Inc	8,332	99,067
Brookline Bancorp Inc	8,059	128,783
Capstead Mortgage Corp	9,068	75,264
CareTrust REIT Inc	8,170	182,518
CBL & Associates Properties Inc	16,968	36,312
Cedar Realty Trust Inc	7,158	24,910
Central Pacific Financial Corp	3,057	89,203
Chatham Lodging Trust	4,440	88,711
Chesapeake Lodging Trust	5,971	179,847
City Holding Co	1,547	123,977
Columbia Banking System Inc	7,349	278,380
Community Bank System Inc	5,115	331,401
Community Healthcare Trust Inc	1,592	56,818
Customers Bancorp Inc*	2,828	60,491
CVB Financial Corp	10,289	234,486
DiamondRock Hospitality Co	20,125	215,136
Dime Community Bancshares Inc	2,890	57,742
Eagle Bancorp Inc*	3,182	188,343
Easterly Government Properties Inc	6,058	108,923
EastGroup Properties Inc (a)	3,620	382,489
eHealth Inc*	1,525	81,450
Employers Holdings Inc	3,193	133,020
Encore Capital Group Inc*	2,392	81,806
Enova International Inc*	3,399	86,742
Fidelity Southern Corp	2,224	72,458
First BanCorp	21,892	251,977
First Commonwealth Financial Corp	10,070	141,584
First Financial Bancorp	9,814	272,142
First Financial Bankshares Inc(a)	6,785	440,007
First Midwest Bancorp Inc	10,344	239,464
Flagstar Bancorp Inc	2,967	96,902
Four Corners Property Trust Inc	6,547	179,322
Franklin Financial Network Inc	1,168	38,310
Franklin Street Properties Corp	10,760	77,902
Getty Realty Corp	3,197	105,341
Glacier Bancorp Inc (a)	8,519	373,303
Global Net Lease Inc	6,756	120,527
Granite Point Mortgage Trust Inc	4,355	82,832
Great Western Bancorp Inc	5,909	221,883
Greenhill & Co Inc	2,575	60,616
Hanmi Financial Corp	3,211	74,110
HCI Group Inc	756	34,897
Heritage Financial Corp	3,361	110,644
Hersha Hospitality Trust	4,041	76,173
HFF Inc - Class A	3,728	168,506
HomeStreet Inc*	2,707	75,525
Hope Bancorp Inc	12,918	188,344
Horace Mann Educators Corp	4,007	157,034
Independence Realty Trust Inc	8,262	85,594
Independent Bank Corp	2,767	235,555
INTL. FCStone Inc*	1,498	65,163
Invesco Mortgage Capital Inc	11,202	178,336
Investment Technology Group Inc	3,137	94,832
iStar Inc	6,851	59,946
James River Group Holdings Ltd	2,891	118,791
Kite Realty Group Trust	8,396	132,153
LegacyTexas Financial Group Inc	4,555	190,080
Lexington Realty Trust	21,673	201,342
LTC Properties Inc	3,976	176,615
Maiden Holdings Ltd	6,878	8,460
Marcus & Millichap Inc*	2,142	82,724
Meta Financial Group Inc	2,742	64,026
National Bank Holdings Corp - Class A	2,643	95,492
National Storage Affiliates Trust	5,662	160,348
NBT Bancorp Inc	4,311	166,534
New York Mortgage Trust Inc	13,803	82,818
NMI Holdings Inc - Class A*	6,628	160,066
Northfield Bancorp Inc	4,483	66,842
Northwest Bancshares Inc	10,116	188,158
Office Properties Income Trust	2,487	75,878
OFG Bancorp	4,362	90,250
Opus Bank	2,188	49,821
Oritani Financial Corp	3,976	71,369
Pacific Premier Bancorp Inc	4,527	135,131
Pennsylvania Real Estate Investment Trust	7,059	43,413
PennyMac Mortgage Investment Trust	6,109	124,501
Piper Jaffray Cos	1,416	99,063
PRA Group Inc*	4,604	148,203
Preferred Bank	1,334	68,327
ProAssurance Corp	5,377	218,306
Provident Financial Services Inc	6,007	164,892
PS Business Parks Inc	2,001	294,487
RE/MAX Holdings Inc - Class A	1,780	69,829
Redwood Trust Inc	8,314	127,204
Retail Opportunity Investments Corp	11,310	194,193
RLI Corp	3,911	275,804
RPT Realty	7,667	97,218
S&T Bancorp Inc	3,468	143,506
Safety Insurance Group Inc	1,533	136,958
Saul Centers Inc	1,169	66,247
Seacoast Banking Corp of Florida*	5,182	150,382
Selective Insurance Group Inc(a)	5,895	388,834
ServisFirst Bancshares Inc	4,533	158,519
Simmons First National Corp	9,302	249,573
Southside Bancshares Inc	3,324	115,409
Stewart Information Services Corp	2,381	102,216
Summit Hotel Properties Inc	10,506	119,663
The Navigators Group Inc	2,352	164,123
Third Point Reinsurance Ltd*	8,095	86,536
Tompkins Financial Corp	1,219	98,020
Triumph Bancorp Inc*	2,315	78,409
TrustCo Bank Corp NY	9,676	81,956
United Community Banks Inc	7,977	220,883
United Fire Group Inc	2,126	103,621
United Insurance Holdings Corp	2,058	33,710
Universal Health Realty Income Trust	1,242	92,492
Universal Insurance Holdings Inc	3,272	127,739
Urstadt Biddle Properties Inc - Class A	2,991	62,572
Veritex Holdings Inc	4,539	127,137
Virtus Investment Partners Inc	724	74,072
Waddell & Reed Financial Inc	8,108	150,079
WageWorks Inc*	977	32,143
Walker & Dunlop Inc	2,755	153,729
Washington Prime Group Inc	18,663	107,872
Westamerica Bancorporation	2,609	167,707
Whitestone REIT	3,993	51,949
WisdomTree Investments Inc	11,401	88,700
World Acceptance Corp*	575	70,725
Total Financial		17,829,248

Industrial (19.02%)
AAON Inc	3,922	156,331
AAR Corp	3,171	115,837
Actuant Corp	6,089	148,876
Advanced Energy Industries Inc*	3,946	198,760
Aegion Corp*	3,357	58,278
Aerojet Rocketdyne Holdings Inc*	7,576	282,206
Aerovironment Inc*	2,383	189,854
Alamo Group Inc	937	89,989
Alarm.com Holdings Inc*	3,509	230,296
Albany International Corp - Class A	2,871	222,646
American Woodmark Corp*	1,586	135,127

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

Security Description	Shares	Value (Note 1)
Apogee Enterprises Inc	2,845	$101,538
Applied Industrial Technologies Inc	3,882	225,699
Applied Optoelectronics Inc*	1,964	26,514
ArcBest Corp	2,482	86,448
Arcosa Inc	4,988	167,048
Astec Industries Inc	2,327	88,798
Atlas Air Worldwide Holdings Inc*	2,496	134,135
Axon Enterprise Inc*	5,768	310,491
AZZ Inc	2,578	118,640
Badger Meter Inc	2,921	171,872
Barnes Group Inc	4,855	281,930
Bel Fuse Inc - Class B	988	24,157
Benchmark Electronics Inc	4,930	135,082
Boise Cascade Co	3,900	108,771
Brady Corp - Class A	4,730	223,776
Briggs & Stratton Corp	4,252	55,744
Chart Industries Inc*	3,048	269,077
CIRCOR International Inc*	1,919	60,506
Comfort Systems USA Inc	3,696	198,180
Comtech Telecommunications Corp	2,370	62,805
Control4 Corp*	2,630	47,366
DXP Enterprises Inc*	1,585	56,061
Echo Global Logistics Inc*	2,538	60,963
Encore Wire Corp	2,060	122,034
EnPro Industries Inc	2,127	145,891
ESCO Technologies Inc	2,555	176,780
Exponent Inc	5,218	295,495
Fabrinet*	3,702	216,567
FARO Technologies Inc*	1,657	75,907
Federal Signal Corp	5,933	145,833
Forward Air Corp	2,951	190,782
Franklin Electric Co Inc	3,824	203,475
Gibraltar Industries Inc*	3,137	127,049
The Greenbrier Cos Inc	3,244	133,815
Griffon Corp	3,397	60,602
Harsco Corp*	8,085	180,942
Haynes International Inc	1,242	43,694
Heartland Express Inc	4,781	96,050
Hillenbrand Inc	6,272	277,787
Hub Group Inc - Class A*	3,325	142,909
Ichor Holdings Ltd*	2,457	51,523
II-VI Inc*	5,926	251,736
Insteel Industries Inc	1,735	39,471
Itron Inc*	3,461	183,468
John Bean Technologies Corp	3,184	298,341
Kaman Corp	2,801	172,486
KEMET Corp	5,811	110,118
Knowles Corp*	9,026	146,943
Lindsay Corp	1,030	95,244
LSB Industries Inc*	1,435	10,117
Lydall Inc*	1,743	49,065
Marten Transport Ltd	3,836	71,541
Matson Inc	4,283	154,659
Moog Inc - Class A	3,255	305,840
Mueller Industries Inc	5,776	190,897
Multi-Color Corp	1,395	69,541
Myers Industries Inc	3,548	67,696
MYR Group Inc*	1,615	54,167
National Presto Industries Inc	504	56,519
Olympic Steel Inc	881	17,109
Orion Group Holdings Inc*	2,840	12,070
OSI Systems Inc*	1,710	148,514
Park Electrochemical Corp	1,909	33,198
Patrick Industries Inc*	2,374	107,329
PGT Innovations Inc*	5,837	88,022
Plexus Corp*	3,292	203,314
Powell Industries Inc	838	26,891
Proto Labs Inc*,(a)	2,724	307,785
Raven Industries Inc	3,584	143,073
Saia Inc*	2,527	167,186
Sanmina Corp*	6,831	218,182
SEACOR Holdings Inc*	1,714	76,547
Simpson Manufacturing Co Inc	4,136	247,870
SMART Global Holdings Inc*	1,196	35,055
SPX Corp*	4,195	152,530
SPX FLOW Inc*	4,202	145,053
Standex International Corp	1,287	105,547
Sturm Ruger & Co Inc	1,780	101,371
Tennant Co	1,758	111,106
Tetra Tech Inc	5,580	334,912
TimkenSteel Corp*	3,932	48,993
TopBuild Corp*	3,577	212,832
Tredegar Corp	2,521	43,916
Trex Co Inc*	5,906	442,655
Triumph Group Inc	4,765	110,357
TTM Technologies Inc*	9,342	113,225
Universal Forest Products Inc	6,063	187,771
US Concrete Inc*	1,585	63,574
US Ecology Inc	2,200	126,236
Vicor Corp*	1,588	50,467
Watts Water Technologies Inc	2,791	224,787
Total Industrial		14,266,262

Technology (9.04%)
3D Systems Corp*	11,420	161,250
Agilysys Inc*	1,424	29,762
Axcelis Technologies Inc*	3,225	67,790
Bottomline Technologies DE Inc*	3,707	184,905
Brooks Automation Inc	7,078	227,275
Cabot Microelectronics Corp	2,577	291,459
CEVA Inc*	2,229	62,012
Cohu Inc	4,066	72,741
Computer Programs & Systems Inc	1,062	34,982
Cray Inc*	4,078	100,033
CSG Systems International Inc	3,263	135,578
CTS Corp	3,313	106,414
Cubic Corp	2,477	152,831
Diebold Nixdorf Inc	7,353	67,574
Diodes Inc*	3,881	156,521
Donnelley Financial Solutions Inc*	3,281	46,623
DSP Group Inc*	2,148	29,492
Ebix Inc	2,210	128,777
Electronics For Imaging Inc*	4,489	121,383
ExlService Holdings Inc*	3,451	211,891
FormFactor Inc*	7,104	112,598
Insight Enterprises Inc*	3,525	196,766
Kopin Corp*	6,036	9,235
Kulicke & Soffa Industries Inc	6,804	158,669
LivePerson Inc*	5,605	156,716
ManTech International Corp	2,644	143,701
MaxLinear Inc*	6,001	150,865
Mercury Systems Inc*	4,835	307,119
MicroStrategy Inc - Class A*	933	132,020
Monotype Imaging Holdings Inc	4,231	82,928
MTS Systems Corp	1,789	95,354
Nanometrics Inc*	2,280	64,889
NextGen Healthcare Inc*	4,741	82,968
Omnicell Inc*	3,901	331,389
OneSpan Inc*	2,814	59,938
PDF Solutions Inc*	2,557	30,454
Photronics Inc*	7,012	68,788
Power Integrations Inc	2,968	216,841
Progress Software Corp	4,672	171,836
Qualys Inc*	3,285	274,724
Rambus Inc*	11,045	113,432
Rudolph Technologies Inc*	3,191	72,053
Semtech Corp* (a)	6,641	365,521
SPS Commerce Inc*	1,706	182,167
Sykes Enterprises Inc*	3,994	118,182
Tabula Rasa HealthCare Inc*	1,693	93,301
TiVo Corp	12,338	123,750
TTEC Holdings Inc	1,570	53,788
Ultra Clean Holdings Inc*	3,885	41,375
Unisys Corp*	5,140	69,441
Veeco Instruments Inc*	4,630	52,875
Virtusa Corp*	2,769	139,751
Xperi Corp	4,873	116,952
Total Technology		6,779,679

Utilities (2.45%)
American States Water Co	3,685	262,114
Avista Corp(a)	6,589	266,261
California Water Service Group	4,824	250,944
El Paso Electric Co	4,080	219,504
Northwest Natural Holding Co	2,888	185,467
South Jersey Industries Inc	8,579	248,362
Spire Inc(a)	5,052	400,726
Total Utilities		1,833,378

Total Common Stock (Cost $56,128,897)		73,970,973

Total Investments (Cost $56,128,897)(b) (98.60%)		$73,970,973
Other Net Assets (1.40%)		1,048,511
Net Assets (100.00%)		$75,019,484

Long Futures contracts at February 28, 2019:

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
13 Contracts, expiring March 2019	$977,938	$1,024,075	$46,137

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $56,154,368.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$23,974,039
Unrealized depreciation	(6,157,434)
Net unrealized appreciation	$17,816,605

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Shares	Value (Note 1)
Common Stock (97.20%)

Basic Materials (3.20%)
Linde PLC	15,167	$2,627,531
PPG Industries Inc	16,000	1,791,520
Sensient Technologies Corp(a)	8,500	549,950
Total Basic Materials		4,969,001

Communications (6.07%)
Alphabet Inc - Class A*	1,600	1,802,480
Alphabet Inc - Class C*	1,600	1,791,872
AT&T Inc	57,669	1,794,659
Facebook Inc*	11,600	1,872,820
Verizon Communications Inc	37,842	2,153,967
Total Communications		9,415,798

Consumer, Cyclical (8.57%)
DR Horton Inc	55,200	2,146,728
FirstEnergy Corp	23,574	960,641
Ford Motor Co	522,700	4,584,079
Lowe’s Cos Inc	31,200	3,278,808
Marriott International Inc	13,000	1,628,510
Target Corp	9,639	700,177
Total Consumer, Cyclical		13,298,943

Consumer, Non-Cyclical (17.30%)
Abbott Laboratories	41,110	3,190,958
AbbVie Inc	33,610	2,663,256
AmerisourceBergen Corp	22,912	1,908,570
Baxter International Inc	27,700	2,070,021
British American Tobacco PLC	3,770	138,510
Celgene Corp*,(a)	7,500	623,400
Centene Corp*	27,800	1,692,742
Colgate-Palmolive Co	20,400	1,343,748
Conagra Brands Inc(a)	42,450	992,057
Gilead Sciences Inc(a)	31,200	2,028,623
Merck & Co Inc	35,200	2,861,408
Sprouts Farmers Market Inc*	230,000	5,363,600
Takeda Pharmaceutical Co Ltd(a)	35,665	715,440
Tyson Foods Inc - Class A	20,000	1,233,200
Total Consumer, Non-Cyclical		26,825,533

Energy (11.22%)
Anadarko Petroleum Corp	17,040	741,240
Baker Hughes a GE Co(a)	27,455	724,263
BP PLC	81,437	3,473,288
Chevron Corp	29,324	3,506,564
ConocoPhillips	19,648	1,333,117
Devon Energy Corp	7,352	216,958
Exxon Mobil Corp	43,236	3,416,941
Royal Dutch Shell PLC	36,500	2,270,665
Schlumberger Ltd	39,100	1,722,746
Total Energy		17,405,782
Financial (25.01%)
Banks (17.37%)
Bank of America Corp	140,000	4,071,200
The Bank of New York Mellon Corp	15,050	789,824
Citigroup Inc	21,300	1,362,774
The Goldman Sachs Group Inc	15,850	3,117,695
JPMorgan Chase & Co	71,020	7,411,647
Morgan Stanley	47,050	1,975,159
State Street Corp	9,600	689,952
US Bancorp	60,600	3,132,414
Wells Fargo & Co	87,889	4,384,782
		26,935,447
Diversified Financial Service (2.59%)
BlackRock Inc	6,300	2,792,286
Intercontinental Exchange Inc	15,920	1,228,228
		4,020,514
Insurance (2.14%)
Arthur J Gallagher & Co	32,400	2,601,072
Principal Financial Group Inc	13,650	718,536
		3,319,608
Real Estate (1.20%)
Digital Realty Trust Inc	16,500	1,866,480

Savings&Loans (1.71%)
New York Community Bancorp Inc(a)	211,900	2,650,869

Total Financial		38,792,918

Industrial (7.51%)
The Boeing Co	2,900	1,275,884
Caterpillar Inc	21,442	2,944,844
Masco Corp	90,000	3,380,400
Northrop Grumman Corp	8,600	2,493,656
Seaspan Corp(a)	25,000	220,000
United Technologies Corp	10,625	1,335,244
Total Industrial		11,650,028

Technology (16.71%)
Apple Inc	20,000	3,463,000
Applied Materials Inc	66,000	2,530,440
Dell Technologies Inc - Class C*	5,983	333,971
DXC Technology Co	4,294	282,803
Hewlett Packard Enterprise Co	50,000	819,000
Intel Corp	61,000	3,230,560
International Business Machines Corp	18,560	2,563,693
Micro Focus International PLC(a)	6,865	170,115
Microsoft Corp	37,633	4,216,024
Oracle Corp	40,930	2,133,681
Paychex Inc	17,000	1,309,340
Perspecta Inc (a)	2,147	45,302
Seagate Technology PLC	38,000	1,769,280
Taiwan Semiconductor Manufacturing Co Ltd	30,000	1,171,500
Texas Instruments Inc	18,000	1,904,040
Total Technology		25,942,749

Utilities (1.61%)
Consolidated Edison Inc	21,200	1,747,940
NextEra Energy Inc	4,000	750,880
Total Utilities		2,498,820

Total Common Stock (Cost $109,246,863)		150,799,572

Preferred Stock (0.58%)
Amerityre Corp*,**	2,000,000	900,000
Total Preferred Stock (Cost $2,000,000)		900,000

	Maturity Date
United States Treasury Bills (2.00%)
0.00%	03/26/2019	3,100,000	3,094,880
Total United States Treasury Bills (Cost $3,094,880)			3,094,880

Total Investments (Cost $114,341,743)(b) (99.78%)			$154,794,452
Other Net Assets (0.22%)			337,226
Net Assets (100.00%)			$155,131,678

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At February 28, 2019, the fair value was $900,000, or 0.58% of net assets.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.

(b)	Aggregate cost for federal income tax purpose is $113,660,825.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$47,922,550
Unrealized depreciation	(6,788,923)
Net unrealized appreciation	$41,133,627

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/19

SCHEDULE OF SECURITIES SOLD SHORT Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	5/17/2019	(200)	$75.00	$1,500,000	$(90,000)
AbbVie Inc	3/15/2019	(160)	85.00	1,360,000	(1,600)
Alphabet Inc - Class A	4/18/2019	(12)	1,180.00	1,416,000	(18,228)
Alphabet Inc - Class C	4/18/2019	(12)	1,180.00	1,416,000	(14,280)
AmerisourceBergen Corp	3/15/2019	(110)	85.00	935,000	(12,100)
Anadarko Petroleum Corp	3/15/2019	(60)	52.50	315,000	(90)
Apple Inc	3/15/2019	(50)	170.00	850,000	(24,700)
Applied Materials Inc	3/15/2019	(220)	43.00	946,000	(440)
AT&T Inc	3/15/2019	(200)	31.00	620,000	(9,600)
Bank of America Corp	3/15/2019	(475)	31.00	1,472,500	(1,900)
Baxter International Inc	5/17/2019	(240)	70.00	1,680,000	(148,800)
BP PLC	3/15/2019	(270)	42.00	1,134,000	(27,000)
British American Tobacco PLC	3/15/2019	(37)	35.00	129,500	(7,992)
Caterpillar Inc	4/18/2019	(107)	140.00	1,498,000	(41,195)
Centene Corp	3/15/2019	(100)	70.00	700,000	(250)
Chevron Corp	3/15/2019	(100)	120.00	1,200,000	(15,500)
Citigroup Inc	3/15/2019	(70)	67.50	472,500	(910)
Colgate-Palmolive Co	3/15/2019	(70)	67.50	472,500	(2,660)
ConocoPhillips	3/15/2019	(65)	70.00	455,000	(3,185)
Consolidated Edison Inc	3/15/2019	(70)	77.50	542,500	(35,700)
Dell Technologies Inc	4/18/2019	(59)	60.00	354,000	(7,493)
Devon Energy Corp	3/15/2019	(30)	30.00	90,000	(1,710)
Digital Realty Trust Inc	4/18/2019	(135)	115.00	1,552,500	(27,000)
DR Horton Inc	3/15/2019	(200)	40.00	800,000	(11,200)
DXC Technology Co	4/18/2019	(42)	70.00	294,000	(3,570)
Exxon Mobil Corp	3/15/2019	(150)	75.00	1,125,000	(66,000)
Facebook Inc	3/15/2019	(40)	160.00	640,000	(16,000)
FirstEnergy Corp	3/15/2019	(80)	40.00	320,000	(7,800)
Ford Motor Co	3/15/2019	(500)	9.00	450,000	(4,500)
Hewlett Packard Enterprise Co	3/15/2019	(150)	16.00	240,000	(7,500)
Intel Corp	4/18/2019	(450)	52.50	2,362,500	(86,400)
Intercontinental Exchange Inc	3/15/2019	(60)	80.00	480,000	(600)
International Business Machines Corp	3/15/2019	(185)	140.00	2,590,000	(18,870)
JPMorgan Chase & Co	3/15/2019	(240)	110.00	2,640,000	(2,400)
Linde PLC	4/18/2019	(50)	180.00	900,000	(13,625)
Lowe's Cos Inc	4/18/2019	(312)	105.00	3,276,000	(113,256)
Marriott International Inc	3/15/2019	(45)	120.00	540,000	(31,050)
Masco Corp	3/15/2019	(300)	34.00	1,020,000	(111,000)
Merck & Co Inc	4/18/2019	(90)	80.00	720,000	(21,690)
Microsoft Corp	3/15/2019	(130)	110.00	1,430,000	(37,700)
Morgan Stanley	3/15/2019	(160)	45.00	720,000	(1,440)
NextEra Energy Inc	3/15/2019	(1)	180.00	18,000	(870)
Northrop Grumman Corp	4/18/2019	(26)	300.00	780,000	(12,038)
Oracle Corp	4/18/2019	(250)	50.00	1,250,000	(81,500)
Paychex Inc	3/15/2019	(60)	72.50	435,000	(27,600)
PPG Industries Inc	4/18/2019	(55)	115.00	632,500	(12,100)
Principal Financial Group Inc	4/18/2019	(40)	55.00	220,000	(2,360)
Royal Dutch Shell PLC	4/18/2019	(146)	65.00	949,000	(6,570)
Schlumberger Ltd	3/15/2019	(140)	47.50	665,000	(840)
Seagate Technology PLC	4/18/2019	(360)	50.00	1,800,000	(24,840)
Sprouts Farmers Market Inc	3/15/2019	(230)	25.00	575,000	(1,840)
State Street Corp	3/15/2019	(32)	75.00	240,000	(704)
Taiwan Semiconductor Manufacturing Co Ltd	3/15/2019	(100)	39.00	390,000	(7,000)
Target Corp	3/15/2019	(45)	77.50	348,750	(3,600)
Texas Instruments Inc	4/18/2019	(110)	105.00	1,155,000	(43,010)
The Bank of New York Mellon Corp	3/15/2019	(50)	55.00	275,000	(400)
The Goldman Sachs Group Inc	3/15/2019	(60)	215.00	1,290,000	(660)
Tyson Foods Inc	3/15/2019	(70)	65.00	455,000	(700)
United Technologies Corp	3/15/2019	(40)	125.00	500,000	(10,800)
US Bancorp	3/15/2019	(202)	52.50	1,060,500	(5,555)
Verizon Communications Inc	3/15/2019	(130)	55.00	715,000	(28,340)
Wells Fargo & Co	3/15/2019	(275)	52.50	1,443,750	(1,925)

Total Written Call Options				56,856,000	(1,320,186)
Premiums Received $1,039,133

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description		Shares	Value (Note 1)
Common Stock (99.65%)

Communications (37.75%)
Internet (27.52%)
Alphabet Inc - Class A*		19,207	$21,637,646
Alphabet Inc - Class C*		19,509	21,848,519
Amazon.com Inc*,(a)		31,280	51,293,882
Baidu Inc*		24,344	3,956,874
Booking Holdings Inc*		4,157	7,054,595
Ctrip.com International Ltd*		40,186	1,371,548
eBay Inc		86,665	3,219,605
Expedia Group Inc		12,088	1,490,571
Facebook Inc*,(a)		204,078	32,948,393
JD.com Inc*		78,248	2,168,252
MercadoLibre Inc*		3,829	1,756,707
Netflix Inc*		38,137	13,656,860
Symantec Corp		52,618	1,183,379
VeriSign Inc*		5,011	892,158
			164,478,989
Media (5.77%)
Charter Communications Inc*		20,306	7,003,742
Comcast Corp		400,461	15,485,827
Liberty Global PLC - Class A*		17,321	456,408
Liberty Global PLC - Class C*		50,158	1,273,512
Sirius XM Holdings Inc		390,050	2,312,997
Twenty-First Century Fox Inc		69,431	3,482,659
Twenty-First Century Fox Inc - Class A		89,454	4,511,165
			34,526,310
Telecommunicatoins (4.46%)
Cisco Systems Inc		411,881	21,323,079
T-Mobile US Inc*		74,292	5,364,625
			26,687,704

Total Communications			225,693,003

Consumer, Cyclical (8.36%)
American Airlines Group Inc		41,028	1,461,828
Costco Wholesale Corp		38,407	8,401,147
Dollar Tree Inc*		20,122	1,938,352
Fastenal Co		25,010	1,574,129
Hasbro Inc		10,768	914,203
Lululemon Athletica Inc*		5,082	764,434
Marriott International Inc		30,389	3,806,831
O’Reilly Automotive Inc*		7,055	2,624,179
PACCAR Inc		30,605	2,075,019
Ross Stores Inc		33,227	3,150,916
Starbucks Corp		118,154	8,301,500
Tesla Inc*		14,647	4,685,282
Ulta Beauty Inc*		5,303	1,657,134
United Continental Holdings Inc*		15,273	1,341,122
Walgreens Boots Alliance Inc		86,138	6,132,164
Wynn Resorts Ltd		8,957	1,133,419
Total Consumer, Cyclical			49,961,659

Consumer, Non-Cyclical (16.88%)
Alexion Pharmaceuticals Inc*		18,960	2,565,857
Align Technology Inc*		6,948	1,799,324
Amgen Inc		56,688	10,775,255
Automatic Data Processing Inc		37,716	5,771,679
Biogen Inc*		17,642	5,786,752
BioMarin Pharmaceutical Inc*		15,309	1,427,717
Celgene Corp*		61,600	5,120,192
Cintas Corp		9,259	1,912,909
Gilead Sciences Inc		85,707	5,572,669
Henry Schein Inc*		13,327	790,291
IDEXX Laboratories Inc*		7,575	1,598,552
Illumina Inc*		12,391	3,875,533
Incyte Corp*		18,354	1,582,665
Intuitive Surgical Inc*		9,509	5,207,223
The Kraft Heinz Co		78,991	2,621,711
Mondelez International Inc		127,091	5,993,612
Monster Beverage Corp*		47,863	3,055,095
Mylan NV*		45,153	1,191,588
PayPal Holdings Inc*		104,072	10,206,342
PepsiCo Inc		123,867	14,323,981
Regeneron Pharmaceuticals Inc*		8,956	3,857,707
Verisk Analytics Inc		14,348	1,814,018
Vertex Pharmaceuticals Inc*		21,464	4,051,330
Total Consumer, Non-Cyclical			100,902,002

Financial (0.21%)
Willis Towers Watson PLC		7,284	1,252,994

Industrial (1.09%)
CSX Corp		75,850	5,512,020
JB Hunt Transport Services Inc		9,517	1,024,695
Total Industrial			6,536,715

Technology (34.95%)
Computers (9.22%)
Apple Inc(a)		276,821	47,931,556
Check Point Software Technologies Ltd*		13,681	1,673,186
Cognizant Technology Solutions Corp		50,043	3,552,052
NetApp Inc		10,441	680,753
Western Digital Corp		25,103	1,262,681
			55,100,228
Semiconductors (13.68%)
Advanced Micro Devices Inc*		56,024	1,318,245
Analog Devices Inc		31,286	3,346,351
Applied Materials Inc		86,090	3,300,692
ASML Holding NV		6,426	1,175,123
Broadcom Inc		37,806	10,410,260
Intel Corp		403,834	21,387,049
KLA-Tencor Corp		13,618	1,572,743
Lam Research Corp		13,800	2,430,042
Maxim Integrated Products Inc		24,385	1,327,276
Microchip Technology Inc		20,376	1,770,063
Micron Technology Inc*		100,270	4,099,038
NVIDIA Corp		53,249	8,214,191
NXP Semiconductors NV		30,157	2,753,937
QUALCOMM Inc		106,161	5,667,936
Skyworks Solutions Inc		15,824	1,292,188
Texas Instruments Inc		85,539	9,048,315
Xilinx Inc		21,298	2,668,639
			81,782,088
Software (12.05%)
Activision Blizzard Inc		64,302	2,709,686
Adobe Inc*		42,884	11,257,050
Autodesk Inc*		18,603	3,032,475
Cadence Design Systems Inc*		24,529	1,404,285
Cerner Corp*		28,919	1,618,018
Citrix Systems Inc		11,806	1,245,533
Covetrus Inc*		5,331	190,743
Electronic Arts Inc*		26,133	2,503,019
Fiserv Inc*		35,928	3,042,742
Intuit Inc		21,697	5,361,980
Microsoft Corp		279,349	31,295,468
NetEase Inc		6,512	1,453,609
Paychex Inc		31,231	2,405,412
Synopsys Inc*		12,896	1,311,265
Take-Two Interactive Software Inc*		9,920	865,619
Workday Inc - Class A*		11,912	2,357,742
			72,054,646

Total Technology			208,936,962

Utilities (0.41%)
Xcel Energy Inc		44,586	2,445,988

Total Common Stock (Cost $362,180,818)			595,729,323

	Maturity Date
United States Treasury Bills (0.08%)
0.00%	03/26/2019	500,000	499,174
United States Treasury Bills (Cost $499,174)			499,174

Total Investments (Cost $362,679,992)(b) (99.72%)			$596,228,497
Other Net Assets (0.28%)			1,644,264
Net Assets (100.00%)			$597,872,761

Long Futures contracts at February 28, 2019:

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
16 Contracts, expiring March 2019	$2,255,789	$2,272,800	$17,011

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $362,977,615.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$242,370,852
Unrealized depreciation	(9,119,970)
Net unrealized appreciation	$233,250,882

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/19

Security Description	Shares	Value (Note 1)
Common Stock (97.64%)

Basic Materials (2.08%)
Daqo New Energy Corp*	14,000	$509,320
Schnitzer Steel Industries Inc	22,000	534,600
Total Basic Materials		1,043,920

Communications (6.25%)
Alphabet Inc - Class C*	1,400	1,567,888
Arista Networks Inc*	1,000	285,250
Palo Alto Networks Inc*	1,500	369,405
Sierra Wireless Inc*	73,000	918,340
Total Communications		3,140,883

Consumer, Cyclical (7.01%)
Herman Miller Inc	31,000	1,137,080
Interface Inc	20,000	355,000
Kandi Technologies Group Inc*	117,500	849,525
Tesla Inc*	3,700	1,183,556
Total Consumer, Cyclical		3,525,161

Consumer, Non-Cyclical (7.35%)
CRISPR Therapeutics AG*	17,300	612,247
Danone SA	30,000	453,600
Gilead Sciences Inc	7,500	487,650
The Hain Celestial Group Inc*	28,000	550,760
Illumina Inc*	900	281,493
Intellia Therapeutics Inc*	13,000	197,990
Invitae Corp*	46,000	925,520
OraSure Technologies Inc*	17,500	188,125
Total Consumer, Non-Cyclical		3,697,385

Energy (35.56%)
Canadian Solar Inc*	118,700	2,927,142
First Solar Inc*	44,600	2,343,730
JinkoSolar Holding Co Ltd*	83,000	1,708,970
Pattern Energy Group Inc	135,000	2,816,100
SolarEdge Technologies Inc*	5,200	219,752
Sunrun Inc*	140,000	2,171,400
TerraForm Power Inc	110,000	1,376,100
TPI Composites Inc*	37,000	1,117,770
Vestas Wind Systems A/S	115,000	3,194,700
Total Energy		17,875,664

Financial (7.10%)
Alexandria Real Estate Equities Inc	4,900	665,861
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,575,680
Horizon Technology Finance Corp	48,800	616,832
Liberty Property Trust	15,000	709,950
Total Financial		3,568,323

Industrial (11.94%)
ABB Ltd	41,600	819,936
Advanced Energy Industries Inc*	8,600	433,182
Garmin Ltd	8,000	671,760
Ichor Holdings Ltd*	30,000	629,100
Itron Inc*	6,200	328,662
LG Display Co Ltd*	54,000	510,300
SunPower Corp*	138,000	890,100
Trex Co Inc*	7,000	524,650
Universal Display Corp	8,000	1,193,920
Total Industrial		6,001,610

Technology (18.04%)
Analog Devices Inc	7,700	823,592
Applied Materials Inc	48,500	1,859,490
Fortinet Inc*	6,500	564,135
International Business Machines Corp	11,500	1,588,495
Microchip Technology Inc	3,000	260,610
NVIDIA Corp	3,100	478,206
Omnicell Inc*	6,400	543,680
QUALCOMM Inc	6,800	363,052
Skyworks Solutions Inc	12,500	1,020,750
STMicroelectronics NV	46,500	760,740
Ultra Clean Holdings Inc*	32,500	346,125
Veeco Instruments Inc*	40,600	463,652
Total Technology		9,072,527

Utilities (2.31%)
Consolidated Water Co Ltd	88,000	1,162,480

Total Common Stock (Cost $41,668,475)		49,087,953

Total Investments (Cost $41,668,475)(a) (97.64%)		$49,087,953
Other Net Assets (2.36%)		1,184,991
Net Assets (100.00%)		$50,272,944

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $41,249,152.

At February 28, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$10,745,015
Unrealized depreciation	(3,354,534)
Net unrealized appreciation	$7,390,481

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2019 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$61,359,886	$18,815,921	$6,461,274	$52,942,670
Market value of investments (Note 1)	63,875,029	18,578,362	6,442,571	52,942,670
Cash	59,265	108,923	95,845	118,541
Cash held at broker	—	—	—	—
Variation Margin Receivable	—	—	—	—
Interest receivable	603,814	47,791	10,456	—
Dividend receivable	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Receivable for Investment Securities Sold	—	—	—	—
Prepaid expenses	7,792	2,799	3,067	2,118
Total assets	$64,545,900	$18,737,875	$6,551,939	$53,063,329

Liabilities
Written Options, at value	—	—	—	—
Payable to investment advisor	24,848	4,325	413	11,829
Distributions payable	101,845	21,069	6,831	75,192
Accrued 12b-1 fees	—	911	315	402
Accrued shareholder service fees	—	953	285	402
Accrued administration fees	4,352	1,294	438	3,630
Accrued CCO fees	1,899	455	150	473
Accrued Custody fees	1,479	366	165	1,054
Accrued Fund Accounting Fees	4,122	3,010	1,621	3,034
Accrued Printing fees	3,522	4,016	3,758	318
Accrued State Registration fees	297	570	572	1,183
Accrued Transfer Agent fees	1,925	2,055	307	1,089
Accrued Trustee fees	505	432	410	331
Accrued expenses	284	56	12	152
Total liabilities	145,078	39,512	15,277	99,089

Net assets	$64,400,822	$18,698,363	$6,536,662	$52,964,240

Net assets at February 28, 2019 consist of
Paid-in capital	$61,822,725	$19,223,904	$6,557,571	$52,970,484
Distributable earnings/(loss)	2,578,097	(525,541)	(20,909)	(6,244)
Total net assets	$64,400,822	$18,698,363	$6,536,662	$52,964,240

Net assets
Direct Shares	$64,400,822	$15,431,112	$5,297,822	$51,074,631
K Shares		$3,267,251	$1,238,840	$1,889,609

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	5,656,567	1,535,542	525,008	51,101,685
K Shares (no par value, unlimited shares authorized)		323,696	124,728	1,888,514

Net asset value per share
Direct Shares	$11.38	$10.06	$10.09	$1.00
K Shares		$10.09	$9.93	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2019 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$68,526,953	$78,869,768	$56,128,897	$114,341,743
Market value of investments (Note 1)	183,119,899	113,332,595	73,970,973	154,794,452
Cash	508,059	930,121	846,672	259,732
Cash held at broker	250,000	200,000	200,000	946,272
Interest receivable	—	—	—	—
Dividend receivable	387,811	126,214	41,826	529,799
Receivable for fund shares sold	—	—	—	—
Receivable for Investment Securities Sold	—	—	—	—
Prepaid expenses	18,115	11,530	16,244	26,603
Total assets	$184,283,884	$114,600,460	$75,075,715	$156,556,858

Liabilities
Written options, at value (proceeds $—, $—, $—, $1,039,133 repectively)	—	—	—	1,320,186
Variation margin payable	3,354	4,860	4,290	—
Payable to investment advisor	34,864	34,789	28,320	59,180
Distributions payable	—	—	—	—
Accrued 12b-1 fees	1,906	1,172	1,905	1,118
Accrued shareholder service fees	2,822	1,146	2,068	1,345
Accrued administration fees	12,209	7,613	4,957	10,363
Accrued CCO fees	4,695	3,451	1,648	4,308
Accrued Custody fees	2,994	2,630	3,853	3,882
Accrued Fund Accounting Fees	8,071	6,006	3,361	7,405
Accrued Printing fees	—	—	590	—
Accrued State Registration fees	671	1,423	1,141	678
Accrued Transfer Agent fees	3,555	2,984	1,459	15,130
Accrued Trustee fees	422	434	364	500
Accrued expenses	4,611	394	2,275	1,085
Total liabilities	80,174	66,902	56,231	1,425,180

Net assets	$184,203,710	$114,533,558	$75,019,484	$155,131,678

Net assets at February 28, 2019 consist of
Paid-in capital	$67,975,749	$77,475,359	$56,504,259	$113,784,244
Distributable earnings/(loss)	116,227,961	37,058,199	18,515,225	41,347,434
Total net assets	$184,203,710	$114,533,558	$75,019,484	$155,131,678

Net assets
Direct Shares	$175,699,918	$109,496,458	$67,034,236	$150,545,182
K Shares	$8,503,792	$5,037,100	$7,985,248	$4,586,496

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,292,095	4,514,655	3,082,847	7,640,394
K Shares (no par value, unlimited shares authorized)	159,633	210,929	377,326	236,038

Net asset value per share
Direct Shares	$53.35	$24.25	$21.75	$19.71
K Shares	$53.25	$23.87	$21.16	$19.42

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2019 (Unaudited) (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$362,679,992	$41,668,475
Market value of investments (Note 1)	596,227,675	49,087,953
Cash	718,260	1,151,229
Cash held at broker	400,000	—
Interest receivable	—	—
Dividend receivable	624,743	85,094
Receivable for fund shares sold	—	—
Receivable for Investment Securities Sold	—	—
Prepaid expenses	142,269	3,983
Total assets	$598,112,947	$50,328,259

Liabilities
Written options, at value	—	—
Variation margin payable	6,285	—
Payable to investment advisor	119,741	37,084
Distributions payable	—	—
Accrued 12b-1 fees	5,139	—
Accrued shareholder service fees	5,782	—
Accrued administration fees	39,738	3,249
Accrued CCO fees	13,821	1,081
Accrued Custody fees	8,479	746
Accrued Fund Accounting Fees	21,806	2,912
Accrued Printing fees	—	1,522
Accrued State Registration fees	665	6,602
Accrued Transfer Agent fees	15,069	1,134
Accrued Trustee fees	395	388
Accrued expenses	3,266	597
Total liabilities	240,186	55,315

Net assets	$597,872,761	$50,272,944

Net assets at February 28, 2019 consist of
Paid-in capital	$370,188,567	$42,849,677
Distributable earnings/(loss)	227,684,194	7,423,267
Total net assets	$597,872,761	$50,272,944

Net assets
Direct Shares	$572,481,440	$50,272,944
K Shares	$25,391,321

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	32,785,594	2,861,660
K Shares (no par value, unlimited shares authorized)	1,495,144

Net asset value per share
Direct Shares	$17.46	$17.58
K Shares	$16.97

See accompanying notes to financial statements.

Statements of Operations February 28, 2019 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$925,768	$206,612	$58,856	$604,087
Dividend income	—	—	—	—
Total	925,768	206,612	58,856	604,087

Expenses
Management fees (Note 2)	164,257	46,832	15,902	135,741
Administration fees (Note 2)	29,078	8,196	2,767	23,865
Transfer agent fees	8,464	6,122	1,487	5,075
Accounting services	19,697	12,204	9,096	14,816
Custodian fees	2,801	1,046	415	2,690
Broker Fees	—	—	—	—
Legal and audit fees	9,670	5,422	3,842	7,575
CCO fees (Note 2)	5,033	1,355	452	3,803
Trustees fees	2,618	2,546	2,523	2,444
Insurance	2,394	688	190	1,884
Printing	4,966	5,169	4,119	2,739
Registration and dues	1,232	3,126	685	2,076
12b-1 fees Class K (Note 2)	—	4,514	1,519	2,460
Shareholder service fees Class K (Note 2)	—	4,514	1,502	2,460
Licensing fee	—	—	—	—
Total expenses	250,210	101,734	44,499	207,628
Less class specific expenses waived	—	—	(6,739)	—
Less reimbursement from manager (Note 2)	—	(22,057)	(15,588)	(55,031)
Net expenses	250,210	79,677	22,172	152,597
Net investment income	675,558	126,935	36,684	451,490

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	86,434	(42,987)	(46)	(14)
Net realized gain/(loss) from futures contracts	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	562,108	203,655	28,734	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—
Net realized and unrealized gain/(loss) on investments	648,542	160,668	28,688	(14)
Net increase/(decrease) in net assets resulting from operations	$1,324,100	$287,603	$65,372	$451,476

See accompanying notes to financial statements.

Statements of Operations February 28, 2019 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$344	$1,426	$5,687	$72,014
Dividend income (net of foreign tax withheld of $3,214, $401, $188 and $11,250, respectively)	1,829,505	777,481	408,817	2,062,488
Total	1,829,849	778,907	414,504	2,134,502

Expenses
Management fees (Note 2)	223,150	229,555	188,116	398,969
Administration fees (Note 2)	78,450	50,189	32,884	69,766
Transfer agent fees	12,933	9,907	8,792	70,922
Accounting services	35,899	26,971	23,322	29,941
Custodian fees	8,063	6,153	4,823	8,316
Broker Fees	—	—	—	48
Legal and audit fees	18,124	12,702	6,659	16,264
CCO fees (Note 2)	13,371	8,925	5,270	11,813
Trustees fees	2,535	2,547	2,477	2,613
Insurance	5,533	3,967	2,276	5,962
Printing	8,250	7,381	5,860	14,540
Registration and dues	6,511	6,447	3,903	11,973
12b-1 fees Class K (Note 2)	11,299	6,812	10,587	6,194
Shareholder service fees Class K (Note 2)	11,231	6,812	10,586	6,194
Licensing fee	18,616	13,018	7,071	—
Total expenses	453,965	391,386	312,626	653,515
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	—	—
Net expenses	453,965	391,386	312,626	653,515
Net investment income	1,375,884	387,521	101,878	1,480,987

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,362,509	4,606,773	1,558,508	3,815,714
Net realized gain/(loss) from futures contracts	(14,394)	(9,929)	(248,831)	—
Net realized gain/(loss) from written options contracts	—	—	—	2,211,921
Change in unrealized appreciation/(depreciation) of investments	(9,073,461)	(13,290,212)	(11,724,765)	(12,968,938)
Change in unrealized appreciation/(depreciation) of futures	591	15,443	4,042	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	287,774
Net realized and unrealized gain/(loss) on investments	(7,724,755)	(8,677,925)	(10,411,046)	(6,653,529)
Net increase/(decrease) in net assets resulting from operations	$(6,348,871)	$(8,290,404)	$(10,309,168)	$(5,172,542)

See accompanying notes to financial statements.

Statements of Operations February 28, 2019 (Unaudited) (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$84,386	$—
Dividend income (net of foreign tax withheld of $808 and $9,804, respectively)	3,516,098	269,541
Total	3,600,484	269,541

Expenses
Management fees (Note 2)	1,481,084	221,063
Administration fees (Note 2)	260,606	19,324
Transfer agent fees	76,544	5,543
Accounting services	83,595	14,191
Custodian fees	23,761	2,402
Broker Fees	—	—
Legal and audit fees	51,049	7,451
CCO fees (Note 2)	42,853	3,218
Trustees fees	2,508	2,502
Insurance	16,968	1,393
Printing	31,798	7,573
Registration and dues	11,783	9,030
12b-1 fees Class K (Note 2)	31,984	—
Shareholder service fees Class K (Note 2)	32,146	—
Licensing fee	59,870	—
Total expenses	2,206,549	293,690
Less class specific expenses waived	—	—
Less reimbursement from manager (Note 2)	(649,112)	—
Net expenses	1,557,437	293,690
Net investment income	2,043,047	(24,149)

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	5,296,540	495,595
Net realized gain/(loss) from futures contracts	(1,612,990)	—
Net realized gain/(loss) from written options contracts	—	—
Change in unrealized appreciation/(depreciation) of investments	(45,020,818)	1,220,029
Change in unrealized appreciation/(depreciation) of futures	(482,644)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—
Net realized and unrealized gain/(loss) on investments	(41,819,912)	1,715,624
Net increase/(decrease) in net assets resulting from operations	$(39,776,865)	$1,691,475

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$675,558	$1,440,673
Net realized gain/(loss) on investments and foreign currency	86,434	98,984
Net realized gain/(loss) on futures contracts	—	—
Net realized gain/(loss) on written option contracts	—	—
Change in unrealized appreciation/(depreciation) of investments	562,108	(2,120,294)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	1,324,100	(580,637)

Distributions to shareholders
Distributions(a)
Direct shares	(791,157)	—
K shares	—	—
Distributions from net investment income
Direct shares	—	(1,471,475)
K shares	—	—
Distributions from realized capital gains on investments
Direct shares	—	(234,947)
K shares	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(4,385,080)	(4,769,961)
Total increase (decrease)	(3,852,137)	(7,057,020)

Net assets
Beginning of year	$68,252,959	$75,309,979
End of year	$64,400,822	$68,252,959

(a)	The SEC eliminated the requirement to disclose components of distributuons paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$126,935	$275,977	$36,684	$38,967	$451,490	$525,502
Net realized gain/(loss) on investments and foreign currency	(42,987)	50,784	(46)	(1,308)	(14)	(1)
Net realized gain/(loss) on futures contracts	—	—	—	—	—	—
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	203,655	(763,008)	28,734	(47,606)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	287,603	(436,247)	65,372	(9,947)	451,476	525,501

Distributions to shareholders
Distributions(a)
Direct shares	(110,333)	—	(32,057)	—	(444,412)	—
K shares	(17,345)	—	(4,626)	—	(11,758)	—
Distributions from net investment income
Direct shares	—	(247,995)	—	(35,380)	—	(511,891)
K shares	—	(34,940)	—	(3,512)	—	(12,864)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
K shares	—	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(820,871)	(1,936,468)	105,542	1,127,333	(1,966,896)	(4,336,408)
Total increase (decrease)	(660,946)	(2,655,650)	134,231	1,078,494	(1,971,590)	(4,335,662)

Net assets
Beginning of year	$19,359,309	$22,014,959	$6,402,431	$5,323,937	$54,935,830	$59,271,492
End of year	$18,698,363	$19,359,309	$6,536,662	$6,402,431	$52,964,240	$54,935,830

(a)	The SEC eliminated the requirement to disclose components of distributuons paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$1,375,884	$2,775,317	$387,521	$1,136,376	$101,878	$372,943
Net realized gain/(loss) on investments and foreign currency	1,362,509	1,080,430	4,606,773	10,569,898	1,558,508	4,990,033
Net realized gain/(loss) on futures contracts	(14,394)	15,399	(9,929)	78,996	(248,831)	125,810
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(9,073,461)	27,825,235	(13,290,212)	10,333,330	(11,724,765)	14,383,763
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	591	11,995	15,443	18,540	4,042	36,710
Net increase/(decrease) in net assets resulting from operations	(6,348,871)	31,708,376	(8,290,404)	22,137,140	(10,309,168)	19,909,259

Distributions to shareholders
Distributions(a)
Direct shares	(2,699,036)	—	(11,843,414)	—	(5,087,386)	—
K shares	(130,189)	—	(586,364)	—	(640,567)	—
Distributions from net investment income
Direct shares	—	(2,509,509)	—	(964,222)	—	(329,299)
K shares	—	(100,982)	—	(24,370)	—	(10,369)
Distributions from realized capital gains on investments
Direct shares	—	(2,439,715)	—	(7,026,422)	—	(5,770,141)
K shares	—	(131,049)	—	(362,108)	—	(847,867)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	1,101,125	2,225,805	4,346,932	(1,444,057)	2,304,293	11,559,832
Total increase (decrease)	(8,076,971)	28,752,926	(16,373,250)	12,315,961	(13,732,828)	24,511,415

Net assets
Beginning of year	$192,280,681	$163,527,755	$130,906,808	$118,590,847	$88,752,312	$64,240,897
End of year	$184,203,710	$192,280,681	$114,533,558	$130,906,808	$75,019,484	$88,752,312

(a)	The SEC eliminated the requirement to disclose components of distributuons paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$1,480,987	$2,806,914	$2,043,047	$3,132,933	$(24,149)	$138,285
Net realized gain/(loss) on investments and foreign currency	3,815,714	20,547,811	5,296,540	(1,391,150)	495,595	225,352
Net realized gain/(loss) on futures contracts	—	—	(1,612,990)	2,333,214	—	—
Net realized gain/(loss) on written option contracts	2,211,921	1,568,983	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(12,968,938)	(5,065,257)	(45,020,818)	122,342,691	1,220,029	375,773
Change in unrealized appreciation/(depreciation) of written options contracts	287,774	36,246	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	(482,644)	226,915	—	—
Net increase/(decrease) in net assets resulting from operations	(5,172,542)	19,894,697	(39,776,865)	126,644,603	1,691,475	739,410

Distributions to shareholders
Distributions(a)
Direct shares	(27,228,935)	—	(11,132,364)	—	(626,757)	—
K shares	(902,836)	—	(431,446)	—	—	—
Distributions from net investment income
Direct shares	—	(2,706,462)	—	(2,998,938)	—	(123,102)
K shares	—	(63,142)	—	(43,752)	—	—
Distributions from realized capital gains on investments
Direct shares	—	(19,604,495)	—	(4,963,602)	—	(1,115,328)
K shares	—	(607,991)	—	(257,353)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	7,046,690	2,178,723	(10,204,010)	58,588,483	(157,518)	9,608,699
Total increase (decrease)	(26,257,623)	(908,670)	(61,544,685)	176,969,441	907,200	9,109,679

Net assets
Beginning of year	$181,389,301	$182,297,971	$659,417,446	$482,448,005	$49,365,744	$40,256,065
End of year	$155,131,678	$181,389,301	$597,872,761	$659,417,446	$50,272,944	$49,365,744

(a)	The SEC eliminated the requirement to disclose components of distributuons paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	82,663	$926,074	192,489	$2,198,940
Shares issued in reinvestment of distributions	46,427	521,381	114,416	1,299,956
Shares repurchased	(518,356)	(5,832,535)	(725,578)	(8,268,857)
Net increase (decrease)	(389,266)	$(4,385,080)	(418,673)	$(4,769,961)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	290,865	$2,909,888	410,925	$4,134,669	29,401	$294,243	64,564	$649,806
Shares issued in reinvestment of distributions	8,959	89,330	23,995	241,135	1,453	14,528	3,468	34,940
Shares repurchased	(336,110)	(3,367,121)	(639,618)	(6,428,304)	(75,772)	(761,739)	(56,637)	(568,714)
Net increase (decrease)	(36,286)	$(367,903)	(204,698)	$(2,052,500)	(44,918)	$(452,968)	11,395	$116,032

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	50,232	$505,914	168,773	$1,694,764	25,005	$247,692	37,617	$372,176
Shares issued in reinvestment of distributions	2,556	25,694	3,453	34,707	377	3,728	355	3,512
Shares repurchased	(38,606)	(388,415)	(71,877)	(722,778)	(29,216)	(289,071)	(25,768)	(255,048)
Net increase (decrease)	14,182	$143,193	100,349	$1,006,693	(3,834)	$(37,651)	12,204	$120,640

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$14,665,180	$29,856,493	$442,604	$1,133,945
Shares issued in reinvestment of distributions	360,015	519,278	9,447	13,556
Shares repurchased	(17,017,358)	(34,454,055)	(426,784)	(1,405,625)
Net increase (decrease)	$(1,992,163)	$(4,078,284)	$25,267	$(258,124)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	155,084	$8,072,839	316,665	$16,512,221	7,353	$384,337	34,811	$1,828,998
Shares issued in reinvestment of distributions	44,091	2,306,183	85,490	4,352,782	2,471	129,908	4,554	231,422
Shares repurchased	(160,478)	(8,362,694)	(359,933)	(18,693,030)	(27,363)	(1,429,448)	(38,443)	(2,006,588)
Net increase (decrease)	38,697	$2,016,328	42,222	$2,171,973	(17,539)	$(915,203)	922	$53,832

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	181,681	$4,437,197	381,155	$10,344,473	9,175	$222,933	36,800	$976,786
Shares issued in reinvestment of distributions	469,229	11,148,061	280,625	7,493,527	25,049	586,230	14,653	385,802
Shares repurchased	(472,022)	(11,074,034)	(720,298)	(19,367,998)	(40,998)	(973,455)	(47,611)	(1,276,647)
Net increase (decrease)	178,888	$4,511,224	(58,518)	$(1,529,998)	(6,774)	$(164,292)	3,842	$85,941

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	267,939	$5,799,214	742,607	$17,856,841	16,738	$364,429	45,402	$1,051,669
Shares issued in reinvestment of distributions	224,590	4,822,269	259,328	5,899,905	30,621	640,567	38,713	858,236
Shares repurchased	(396,469)	(8,236,830)	(527,057)	(12,344,987)	(52,225)	(1,085,356)	(75,529)	(1,761,832)
Net increase (decrease)	96,060	$2,384,653	474,878	$11,411,759	(4,866)	$(80,360)	8,586	$148,073

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	130,690	$2,645,889	215,616	$5,281,601	14,566	$292,371	23,399	$562,845
Shares issued in reinvestment of distributions "	1,365,064	26,672,918	913,658	21,786,702	46,898	902,836	28,485	671,133
Shares repurchased	(1,034,839)	(22,545,071)	(1,030,515)	(24,996,066)	(47,071)	(922,253)	(47,086)	(1,127,492)
Net increase (decrease)	460,915	$6,773,736	98,759	$2,072,237	14,393	$272,954	4,798	$106,486

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,088,749	$86,973,834	11,879,873	$200,200,836	160,963	$2,705,137	508,751	$8,345,968
Shares issued in reinvestment of distributions	634,827	10,689,353	472,251	7,596,615	26,073	431,440	19,452	301,104
Shares repurchased	(6,405,124)	(106,871,662)	(9,057,208)	(149,920,159)	(251,259)	(4,132,112)	(480,106)	(7,935,881)
Net increase (decrease)	(681,548)	$(9,208,475)	3,294,916	$57,877,292	(64,223)	$(995,535)	48,097	$711,191

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	350,467	$5,499,842	983,082	$17,109,553
Shares issued in reinvestment of distributions	38,850	611,891	68,362	1,209,178
Shares repurchased	(399,685)	(6,269,251)	(504,940)	(8,710,032)
Net increase (decrease)	(10,368)	$(157,518)	546,504	$9,608,699

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

Green California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$11.29	$11.65	$11.93	$11.69	$11.81	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11	0.23	0.25	0.29	0.28	0.33
Net gain/(loss) on securities (both realized and unrealized)	0.12	(0.31)	(0.20)	0.24	(0.07)	0.54
Total from investment operations	0.23	(0.08)	0.05	0.53	0.21	0.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.24)	(0.27)	(0.29)	(0.28)	(0.33)
Distributions from capital gains	(0.02)	(0.04)	(0.06)	—	(0.05)	—
Total distributions	(0.14)	(0.28)	(0.33)	(0.29)	(0.33)	(0.33)
Net asset value, end of year or period	$11.38	$11.29	$11.65	$11.93	$11.69	$11.81

Total return	2.01%	(0.74)%	0.43%	4.60%	1.78%	7.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$64,401	$68,253	$75,310	$84,422	$89,213	$97,111
Ratio of expenses to average net assets	0.38%	0.76%	0.69%	0.69%	0.71%	0.73%
Ratio of net investment income/(loss) to average net assets	1.02%	2.02%	2.20%	2.47%	2.41%	2.88%
Portfolio turnover	1%	12%	7%	19%	12%	10%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$9.98	$10.32	$10.61	$10.42	$10.40	$10.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07	0.14	0.14	0.14	0.14	0.19
Net gain/(loss) on securities (both realized and unrealized)	0.08	(0.33)	(0.26)	0.20	0.02	0.02
Total from investment operations	0.15	(0.19)	(0.12)	0.34	0.16	0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.15)	(0.17)	(0.15)	(0.14)	(0.19)
Total distributions	(0.07)	(0.15)	(0.17)	(0.15)	(0.14)	(0.19)
Net asset value, end of year or period	$10.06	$9.98	$10.32	$10.61	$10.42	$10.40

Total return	1.53%	(1.88)%	(1.14)%	3.25%	1.58%	2.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$15,431	$15,668	$18,316	$19,754	$19,855	$22,746
Ratio of expenses to average net assets:
Before expense reimbursements	0.49%	0.89%	0.81%	0.82%	0.83%	0.86%
After expense reimbursements	0.37%	0.75%	0.74%	0.74%	0.74%	0.72%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.60%	1.29%	1.27%	1.25%	1.29%	1.68%
After expense reimbursements	0.72%	1.42%	1.34%	1.33%	1.38%	1.82%
Portfolio turnover	7%	13%	10%	18%	18%	32%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$10.01	$10.35	$10.64	$10.43	$10.41	$10.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05	0.09	0.09	0.09	0.09	0.14
Net gain/(loss) on securities (both realized and unrealized)	0.08	(0.33)	(0.27)	0.20	0.03	0.01
Total from investment operations	0.13	(0.24)	(0.18)	0.29	0.12	0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.10)	(0.11)	(0.08)	(0.10)	(0.14)
Total distributions	(0.05)	(0.10)	(0.11)	(0.08)	(0.10)	(0.14)
Net asset value, end of year or period	$10.09	$10.01	$10.35	$10.64	$10.43	$10.41

Total return	1.29%	(2.37)%	(1.67)%	2.77%	1.13%	1.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,267	$3,691	$3,699	$4,712	$5,349	$6,085
Ratio of expenses to average net assets:
Before expense reimbursements	0.74%	1.39%	1.31%	1.32%	1.33%	1.36%
After expense reimbursements	0.59%	1.25%	1.24%	1.24%	1.24%	1.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.35%	0.78%	0.77%	0.75%	0.77%	1.18%
After expense reimbursements	0.47%	0.92%	0.84%	0.84%	0.88%	1.32%
Portfolio turnover	7%	13%	10%	18%	18%	32%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$10.04	$10.14	$10.18	$10.16	$10.17	$10.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.08	0.05	0.02	0.00	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	0.05	(0.10)	(0.05)	0.02	(0.01)	0.01
Total from investment operations	0.11	(0.02)	—	0.04	(0.01)	—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.08)	(0.04)	(0.02)	—	—
Distributions from capital gains	—	—	—	—	— (b)	—
Total distributions	(0.06)	(0.08)	(0.04)	(0.02)	—	—
Net asset value, end of year or period	$10.09	$10.04	$10.14	$10.18	$10.16	$10.17

Total return	1.12%	(0.21)%	0.09%	0.38%	(0.07)%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,298	$5,131	$4,162	$4,148	$5,223	$5,789
Ratio of expenses to average net assets:
Before expense reimbursements	0.54%	1.10%	0.97%	0.95%	0.97%	1.06%
After expense reimbursements	0.28%	0.60%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.38%	0.15%	0.08%	(0.12)%	(0.36)%	(0.60)%
After expense reimbursements	0.62%	0.81%	0.46%	0.24%	0.02%	(0.13)%
Portfolio turnover	15%	28%	27%	47%	33%	28%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$9.88	$9.98	$10.02	$10.03	$10.10	$10.15
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.03	(0.01)	(0.03)	(0.05)	(0.06)
Net gain/(loss) on securities (both realized and unrealized)	(0.03)	(0.10)	(0.03)	0.02	(0.02)	0.01
Total from investment operations	0.01	(0.07)	(0.04)	(0.01)	(0.07)	(0.05)
LESS DISTRIBUTIONS
Dividends from net investment income	0.04	(0.03)	—	—	—	—
Distributions from capital gains	—	—	— (b)	—	— (b)	—
Total distributions	0.04	(0.03)	(0.00)	—	—	—
Net asset value, end of year or period	$9.93	$9.88	$9.98	$10.02	$10.03	$10.10

Total return	0.88%	(0.72)%	(0.35)%	(0.10)%	(0.66)%	(0.49)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,239	$1,271	$1,162	$1,330	$1,503	$1,896
Ratio of expenses to average net assets:
Before expense reimbursements	0.79%	1.76%	1.47%	1.45%	1.47%	1.56%
After expense reimbursements	0.46%	1.10%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.13%	(0.36)%	(0.44)%	(0.61)%	(0.86)%	(1.10)%
After expense reimbursements	0.37%	0.29%	(0.06)%	(0.26)%	(0.48)%	(0.63)%
Portfolio turnover	15%	28%	27%	47%	33%	28%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01	0.01		—		—	—		—
Net gain/(loss) on securities (both realized and unrealized)	(0.01)	—	(d)	—		—	—		—
Total from investment operations	—	—		—		—	—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.01)		—	(d)	—	—		—
Distributions from capital gains	—	—		—		—	—		—
Total distributions	—	(0.01)		—		—	—		—
Net asset value, end of year or period	$1.000	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.91%	0.98%		0.03%		0.00%	0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$51,075	$53,079		$57,149		$72,482	$86,224		$105,897
Ratio of expenses to average net assets:
Before expense reimbursements	0.37%	0.77%		0.71%		0.71%	0.70%		0.73%
After expense reimbursements	0.27%	0.46	%(b)	0.52	%(b)	0.22%	0.03	%(b)	0.03	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.73%	0.65%		(0.16)%		(0.49)%	(0.67)%		(0.70)%
After expense reimbursements	0.83%	0.96	%(b)	0.03	%(b)	0.00%	0.00	%(b)	0.00	%(b)

K Shares(c)	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01	0.01		—		—	—		—
Net gain/(loss) on securities (both realized and unrealized)	(0.01)	—	(d)	—		—	—		—
Total from investment operations	—	0.01		—		—	—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.01)		—	(d)	—	—		—
Distributions from capital gains	—	—		—		—	—		—
Total distributions	—	(0.01)		—		—	—		—
Net asset value, end of year or period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.58%	0.65%		0.03%		0.00%	0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,890	$1,864		$2,122		$2,470	$2,651		$3,013
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	1.27%		1.21%		0.71%	0.70%		0.73%
After expense reimbursements	0.46%	0.78	%(b)	0.52	%(b)	0.22%	0.03	%(b)	0.03	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.49%	0.16%		(0.13)%		(0.49)%	(0.67)%		(0.70)%
After expense reimbursements	0.59%	0.65	%(b)	0.03	%(b)	0.00%	0.00	%(b)	0.00	%(b)

(a)	Calculated based upon average shares outstanding.
(b)	Includes negative yield waiver adjustment.
(c)	K Shares are not accruing 12B-1 or shareholder servicing fees.
(d)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$56.03	$48.26	$42.86	$39.88	$40.61	$33.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.42	0.82	0.78	0.76	0.72	0.62
Net gain/(loss) on securities (both realized and unrealized)	(2.27)	8.48	5.89	3.99	(0.58)	7.57
Total from investment operations	(1.85)	9.30	6.67	4.75	0.14	8.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.42)	(0.77)	(0.83)	(0.78)	(0.70)	(0.60)
Distributions from capital gains	(0.41)	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)
Total distributions	(0.83)	(1.53)	(1.27)	(1.77)	(0.87)	(1.17)
Net asset value, end of year or period	$53.35	$56.03	$48.26	$42.86	$39.88	$40.61

Total return	(3.27)%	19.64%	15.89%	12.21%	0.29%	24.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$175,700	$182,362	$155,022	$135,346	$123,138	$123,654
Ratio of expenses to average net assets:
Before expense reimbursements	0.24%	0.50%	0.46%	0.47%	0.47%	0.50%
After expense reimbursements	0.24%	0.45%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.80%	1.53%	1.63%	1.77%	1.63%	1.52%
After expense reimbursements	0.80%	1.58%	1.73%	1.88%	1.74%	1.66%
Portfolio turnover	1%	3%	5%	1%	3%	1%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$55.96	$48.24	$42.88	$39.87	$40.50	$33.63
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.29	0.56	0.55	0.56	0.51	0.43
Net gain/(loss) on securities (both realized and unrealized)	(2.26)	8.48	5.89	3.99	(0.57)	7.55
Total from investment operations	(1.97)	9.04	6.44	4.55	(0.06)	7.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.56)	(0.64)	(0.55)	(0.40)	(0.54)
Distributions from capital gains	(0.41)	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)
Total distributions	(0.74)	(1.32)	(1.08)	(1.54)	(0.57)	(1.11)
Net asset value, end of year or period	$53.25	$55.96	$48.24	$42.88	$39.87	$40.50

Total return	(3.50)%	19.05%	15.31%	11.65%	(0.19)%	24.08%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$8,504	$9,919	$8,506	$7,981	$8,063	$11,236
Ratio of expenses to average net assets:
Before expense reimbursements	0.49%	1.00%	0.96%	0.97%	0.97%	1.00%
After expense reimbursements	0.48%	0.95%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.55%	1.03%	1.13%	1.26%	1.13%	1.01%
After expense reimbursements	0.55%	1.08%	1.23%	1.37%	1.24%	1.15%
Portfolio turnover	1%	3%	5%	1%	3%	1%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Midcap Index Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$28.77	$25.75	$26.69	$28.41	$30.95	$26.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.25	0.23	0.26	0.25	0.24
Net gain/(loss) on securities (both realized and unrealized)	(1.88)	4.61	2.95	2.73	(0.36)	5.61
Total from investment operations	(1.75)	4.86	3.18	2.99	(0.11)	5.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.22)	(0.21)	(0.24)	(0.28)	(0.24)
Distributions from capital gains	(2.68)	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)
Total distributions	(2.77)	(1.84)	(4.12)	(4.71)	(2.43)	(1.44)
Net asset value, end of year or period	$24.25	$28.77	$25.75	$26.69	$28.41	$30.95

Total return	(5.85)%	19.48%	13.01%	11.86%	(0.45)%	22.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$109,496	$124,728	$113,149	$136,371	$140,361	$169,020
Ratio of expenses to average net assets:
Before expense reimbursements	0.33%	0.66%	0.62%	0.62%	0.62%	0.63%
After expense reimbursements	0.33%	0.63%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.54%	0.89%	0.85%	0.98%	0.81%	0.76%
After expense reimbursements	0.54%	0.92%	0.89%	1.02%	0.85%	0.81%
Portfolio turnover	4%	12%	34%	11%	15%	10%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$28.37	$25.44	$26.43	$28.18	$30.69	$26.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07	0.11	0.10	0.13	0.10	0.09
Net gain/(loss) on securities (both realized and unrealized)	(1.84)	4.55	2.92	2.71	(0.35)	5.58
Total from investment operations	(1.77)	4.66	3.02	2.84	(0.25)	5.67
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.11)	(0.10)	(0.12)	(0.11)	(0.16)
Distributions from capital gains	(2.68)	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)
Total distributions	(2.73)	(1.73)	(4.01)	(4.59)	(2.26)	(1.36)
Net asset value, end of year or period	$23.87	$28.37	$25.44	$26.43	$28.18	$30.69

Total return	(6.05)%	18.86%	12.45%	11.31%	(0.93)%	22.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,037	$6,179	$5,442	$5,086	$5,244	$7,355
Ratio of expenses to average net assets:
Before expense reimbursements	0.57%	1.16%	1.12%	1.12%	1.12%	1.13%
After expense reimbursements	0.56%	1.13%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.29%	0.39%	0.35%	0.48%	0.31%	0.26%
After expense reimbursements	0.29%	0.42%	0.39%	0.51%	0.35%	0.31%
Portfolio turnover	4%	12%	34%	11%	15%	10%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$26.43	$22.33	$20.87	$20.60	$21.55	$19.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.13	0.13	0.12	0.14	0.10
Net gain/(loss) on securities (both realized and unrealized)	(3.06)	6.38	2.36	2.29	0.58	3.26
Total from investment operations	(2.97)	6.51	2.49	2.41	0.72	3.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.12)	(0.12)	(0.14)	(0.13)	(0.09)
Distributions from capital gains	(1.64)	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)
Total distributions	(1.71)	(2.41)	(1.03)	(2.14)	(1.67)	(1.43)
Net asset value, end of year or period	$21.75	$26.43	$22.33	$20.87	$20.60	$21.55

Total return	(11.11)%	30.95%	12.12%	12.48%	3.50%	17.28%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$67,034	$78,902	$56,076	$47,351	$40,823	$41,651
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%	0.80%	0.78%	0.77%	0.78%	0.82%
After expense reimbursements	0.38%	0.77%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.40%	0.53%	0.56%	0.56%	0.62%	0.38%
After expense reimbursements	0.40%	0.56%	0.60%	0.60%	0.66%	0.46%
Portfolio turnover	5%	18%	31%	12%	12%	13%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$25.77	$21.85	$20.47	$20.24	$21.18	$19.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.01	0.02	0.02	0.03	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	(2.97)	6.23	2.31	2.25	0.59	3.21
Total from investment operations	(2.94)	6.24	2.33	2.27	0.62	3.20
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.03)	(0.04)	(0.04)	(0.02)	(0.03)
Distributions from capital gains	(1.64)	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)
Total distributions	(1.67)	(2.32)	(0.95)	(2.04)	(1.56)	(1.37)
Net asset value, end of year or period	$21.16	$25.77	$21.85	$20.47	$20.24	$21.19

Total return	(11.31)%	30.26%	11.59%	11.89%	3.03%	16.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$7,985	$9,851	$8,165	$9,279	$9,821	$11,448
Ratio of expenses to average net assets:
Before expense reimbursements	0.63%	1.31%	1.28%	1.28%	1.28%	1.32%
After expense reimbursements	0.62%	1.27%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.15%	0.03%	0.06%	0.06%	0.12%	(0.13)%
After expense reimbursements	0.15%	0.06%	0.10%	0.10%	0.16%	(0.04)%
Portfolio turnover	5%	18%	31%	12%	12%	13%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$24.53	$25.00	$26.82	$25.26	$25.98	$21.58
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.20	0.37	0.43	0.48	0.48	0.38
Net gain/(loss) on securities (both realized and unrealized)	(0.92)	2.33	1.81	1.94	(0.74)	4.42
Total from investment operations	(0.72)	2.70	2.24	2.42	(0.26)	4.80
LESS DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.38)	(0.59)	(0.50)	(0.46)	(0.40)
Distributions from capital gains	(3.65)	(2.79)	(3.47)	(0.36)	—	—
Total distributions	(4.10)	(3.17)	(4.06)	(0.86)	(0.46)	(0.40)
Net asset value, end of year or period	$19.71	$24.53	$25.00	$26.82	$25.26	$25.98

Total return	(2.44)%	11.32%	9.10%	9.83%	(1.07)%	22.45%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$150,545	$176,019	$176,929	$175,317	$180,408	$196,820
Ratio of expenses to average net assets	0.40%	0.78%	0.75%	0.78%	0.76%	0.83%
Ratio of net investment income/(loss) to average net assets	0.93%	1.52%	1.71%	1.90%	1.80%	1.58%
Portfolio turnover	5%	35%	9%	20%	3%	3%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$24.22	$24.75	$26.61	$25.09	$25.76	$21.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14	0.25	0.30	0.35	0.34	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.90)	2.29	1.79	1.93	(0.73)	4.39
Total from investment operations	(0.76)	2.54	2.09	2.28	(0.39)	4.64
LESS DISTRIBUTIONS
Dividends from net investment income	(0.39)	(0.28)	(0.48)	(0.40)	(0.28)	(0.28)
Distributions from capital gains	(3.65)	(2.79)	(3.47)	(0.36)	—	—
Total distributions	(4.04)	(3.07)	(3.95)	(0.76)	(0.28)	(0.28)
Net asset value, end of year or period	$19.42	$24.22	$24.75	$26.61	$25.09	$25.76

Total return	(2.68)%	10.75%	8.57%	9.30%	(1.56)%	21.81%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,587	$5,370	$5,369	$5,897	$5,789	$7,413
Ratio of expenses to average net assets	0.65%	1.28%	1.25%	1.28%	1.26%	1.33%
Ratio of net investment income/(loss) to average net assets	0.69%	1.02%	1.22%	1.40%	1.30%	1.08%
Portfolio turnover	5%	35%	9%	20%	3%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$18.85	$15.24	$12.25	$11.00	$10.47	$7.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.10	0.10	0.09	0.11	0.11
Net gain/(loss) on securities (both realized and unrealized)	(1.59)	3.78	2.98	1.27	0.49	2.55
Total from investment operations	(1.53)	3.88	3.08	1.36	0.60	2.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.10)	(0.09)	(0.11)	(0.07)	(0.11)
Distributions from capital gains	0.24	(0.17)	—	—	—	—
Total distributions	0.14	(0.27)	(0.09)	(0.11)	(0.07)	(0.11)
Net asset value, end of year or period	$17.46	$18.85	$15.24	$12.25	$11.00	$10.47

Total return	(5.53)%	25.73%	25.29%	12.46%	5.78%	33.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$572,481	$630,845	$460,021	$298,123	$231,322	$106,475
Ratio of expenses to average net assets:
Before expense reimbursements	0.36%	0.74%	0.70%	0.74%	0.75%	0.79%
After expense reimbursements	0.25%	0.51%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.25%	0.36%	0.53%	0.57%	0.72%	0.95%
After expense reimbursements	0.36%	0.59%	0.74%	0.82%	0.98%	1.25%
Portfolio turnover	8%	2%	4%	7%	9%	3%

K Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$18.31	$14.83	$11.93	$10.69	$10.18	$7.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02	0.01	0.03	0.03	0.05	0.06
Net gain/(loss) on securities (both realized and unrealized)	(1.56)	3.67	2.91	1.24	0.48	2.48
Total from investment operations	(1.54)	3.68	2.94	1.27	0.53	2.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.03)	(0.04)	(0.03)	(0.02)	(0.07)
Distributions from capital gains	0.24	(0.17)	—	—	—	—
Total distributions	0.20	(0.20)	(0.04)	(0.03)	(0.02)	(0.07)
Net asset value, end of year or period	$16.97	$18.31	$14.83	$11.93	$10.69	$10.18

Total return	(5.76)%	25.03%	24.70%	11.96%	5.25%	33.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$25,391	$28,573	$22,427	$15,500	$17,799	$12,214
Ratio of expenses to average net assets:
Before expense reimbursements	0.61%	1.24%	1.20%	1.24%	1.24%	1.29%
After expense reimbursements	0.49%	1.01%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.00%	(0.15)%	0.03%	0.05%	0.22%	0.39%
After expense reimbursements	0.11%	0.08%	0.24%	0.30%	0.48%	0.69%
Portfolio turnover	8%	2%	4%	7%	10%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$17.20	$17.32	$14.53	$13.67	$15.90	$11.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.05	0.02	(0.03)	(0.08)	(0.08)
Net gain/(loss) on securities (both realized and unrealized)	0.12	0.34	2.77	0.89	(2.15)	4.02
Total from investment operations	0.15	0.39	2.79	0.86	(2.23)	3.94
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.05)	—	—	—	—
Distributions from capital gains	0.23	(0.46)	— (b)	— (b)	— (b)	—
Total distributions	0.23	(0.51)	—	—	—	—
Net asset value, end of year or period	$17.58	$17.20	$17.32	$14.53	$13.67	$15.90

Total return	3.67%	2.19%	19.20%	6.29%	(14.02)%	32.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$50,273	$49,366	$40,256	$36,880	$29,596	$22,436
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%	1.30%	1.30%	1.31%	1.34%	1.54%
After expense reimbursements	0.66%	1.30%	1.30%	1.31%	1.34%	1.31%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.17%	0.30%	0.13%	(0.22)%	(0.53)%	(0.78)%
After expense reimbursements	0.17%	0.30%	0.13%	(0.22)%	(0.53)%	(0.55)%
Portfolio turnover	6%	13%	24%	13%	22%	5%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2019

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Core Value Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

On July 25, 2018, a Special Meeting of Shareholders of the European Growth and Income Fund series of Shelton Funds approved a reorganization (the “Reorganization”) of the European Growth and Income Fund into Shelton International Select Equity Fund (the “International Fund”), a series of SCM Trust.

The Reorganization took place on August 24, 2018. Each shareholder of the European Growth and Income Fund received shares of the Shelton International Select Equity Fund, with no dilution in the dollar amount of his or her investment. Shareholders of the Class K and Direct Class shares of the European Growth and Income Fund received the same number of full and fractional shares of, respectively, the Investor Class and Institutional Class shares of the Shelton International Select Equity Fund, as they originally held in the European Growth and Income Fund. The Reorganization did not result in the recognition of taxable gain or loss for federal income tax purposes for the European Growth and Income Fund or its shareholders.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 28, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$63,875,029	$—		$63,875,029	$—	$—
U.S. Government Securities Fund	—	18,578,362	—		18,578,362	—	—
Short-Term U.S. Government Bond Fund	—	6,442,571	—		6,442,571	—	—
The United States Treasury Trust Fund	—	52,942,670	—		52,942,670	—	—
S&P 500 Index Fund	183,119,899	—	—		183,119,899	1,080	—
S&P MidCap Index Fund	113,332,595	—			113,332,595	1,564	—
S&P SmallCap Index Fund	73,970,973	—			73,970,973	3,510	—
Shelton Core Value Fund	150,799,572	3,094,880	900,000	(e)	154,794,452	—	1,320,186
Nasdaq-100 Index Fund	595,729,323	499,174			596,228,497	991	—
Shelton Green Alpha Fund	49,087,953	—			49,087,953	—	—

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock.
Level 3 Securities	Shelton Core Value Fund
Beginning Balance	$2,000,000
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	$(1,100,000)
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$900,000

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

	Fair Value as of 2/28/2019	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amerityre Corp. 5% Preferred Conv.	$900,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.45	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund and can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2018, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 7, 5, 22, and 91, respectively. The Shelton Core Value Fund, and Shelton Green Alpha Fund held no futures contracts at August 31, 2018. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended February 28, 2019:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund - Equity contracts	$3,354
S&P MidCap Index Fund - Equity contracts	4,860
S&P SmallCap Index Fund - Equity contracts	4,290
Nasdaq-100 Index Fund - Equity contracts	6,285

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2019:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$(14,394)	$591
S&P MidCap Index Fund - Equity contracts	(9,929)	15,443
S&P SmallCap Index Fund - Equity contracts	(248,831)	4,042
Nasdaq-100 Index Fund - Equity contracts	(1,612,990)	(482,644)

The previously disclosed derivative instruments outstanding as of February 28, 2019, and their effect on the Statement of Operations for the period ending February 28, 2019, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$1,097,742
S&P MidCap Index Fund - Equity contracts	818,395
S&P SmallCap Index Fund - Equity contracts	1,131,629
Nasdaq-100 Index Fund - Equity contracts	9,137,236

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2020, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended February 28, 2019 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.14%	0.74%	1.24%	1/2/20
Short-Term U.S. Government Bond Fund	0.66%	0.59%	1.09%	1/2/20
The United States Treasury Trust	0.24%	0.53%	1.03%	1/2/20
Nasdaq-100 Index Fund	0.23%	0.49%	0.99%	1/2/20

At August 31, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,326,070. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/19	Expires 8/31/20	Expires 8/31/21	Total
U.S. Government Securities Fund	$20,081	$16,422	$27,929	$64,432
Short-Term U.S. Government Bond Fund	24,167	23,105	36,555	83,827
The United States Treasury Trust	362,655	120,514	170,178	653,347
S&P 500 Index Fund	145,091	155,984	88,195	389,270
S&P MidCap Index Fund	52,995	72,425	43,839	169,259
S&P SmallCap Index Fund	18,440	24,783	23,398	66,621
Nasdaq-100 Index Fund	705,792	918,243	1,275,279	2,899,314
Total	$1,329,221	$1,331,476	$1,665,373	$4,326,070

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The United States Treasury Trust Fund is not charging its Shareholder Servicing Fee.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

For the period ended February 28, 2019, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$4,514	$4,514
Short-Term U.S. Government Bond Fund	1,519	1,519
S&P 500 Index Fund	11,299	11,299
S&P MidCap Index Fund	6,812	6,812
S&P SmallCap Index Fund	10,587	10,587
Shelton Core Value Fund	6,194	6,194
Nasdaq-100 Index fund	31,984	31,984
U.S. Treasury Trust Fund	2,460	2,460

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2019 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$349,140	$4,855,963	$349,140	$4,855,963
U.S. Government Securities Fund	1,133,945	2,649,212	—	—
Short-Term U.S. Government Bond Fund	1,086,395	905,830	—	—
S&P 500 Index Fund	1,685,086	1,931,930	1,685,086	1,901,241
S&P MidCap Index Fund	4,177,322	11,714,088	3,861,343	11,226,532
S&P SmallCap Index Fund	3,321,423	5,837,343	3,288,194	5,837,335
Core Value Fund	7,705,550	20,639,576	7,705,550	20,639,576
Nasdaq-100 Index Fund	45,215,752	55,453,298	45,215,752	53,709,959
Green Alpha Fund	2,525,793	3,184,808	1,908,358	2,829,035

Note 4 – OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2019, the Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$1,320,186

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended February 28, 2019, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$2,211,921	$287,774

Volume of derivative instruments held by the Funds during the period ended February 28, 2019, was as follows:

Derivative Type	Unit Of Measurement	Average
Written Option Contracts	Contracts	$(982,348)

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

Note 5- TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2018, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
Green California Tax-Free Income Fund	$—	$(20,602)	$20,602
U.S. Government Securities Fund	(84,937)	4,720	80,217
Short-Term U.S. Government Bond Fund	—	94	(94)
S&P 500 Index Fund	—	78	(78)
S&P Mid Cap Index Fund	2,500,983	(84,651)	(2,416,332)
S&P SmallCapp Index Fund	865,827	(34,645)	(831,182)
Core Value Fund	1,532,659	500	(1,533,159)
Nasdaq-100 Index Fund	—	(68,145)	68,145

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2018 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$1,631	$119,465	$—	$1,954,262	$(30,204)	$2,045,154
U.S. Government Securities Fund	1,579	—	(245,271)	(441,214)	(562)	(685,468)
Short-Term U.S. Government Bond Fund	251	—	(2,331)	(47,437)	(82)	(49,599)
The United States Treasury Trust	1,372	—	(2,297)	—	(626)	(1,551)
S&P 500 Index Fund	796,172	1,039,289	—	123,613,866	—	125,449,327
S&P Mid Cap Index Fund	1,446,338	9,086,605	—	47,471,470	—	58,004,413
S&P Small Cap Index Fund	289,874	4,899,621	—	29,541,369	—	34,730,864
Core Value Fund	2,664,235	19,492,878	—	52,494,634	—	74,651,747
Nasdaq-100 Index Fund	738,946	37,022	—	278,272,213	—	279,048,181
Green Alpha Fund	96,000	193,003	—	6,170,452	—	6,459,455

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2017-August 31, 2018 to the period ending August 31, 2019.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2018.

Capital Losses: Capital loss carry forwards, as of August 31, 2018, available to offset future capital gains, if any, are as follows:

Expiring	Short- Term U.S. Government Bond Fund	U.S. Government Securities Fund	United States Treasury Trust Fund
2019	$—	$245,271	$—
Long Term with No Expiration	(2,329)	—	—
Short Term with No Expiration	(2)	—	2,297
Total	$(2,331)	$245,271	$2,297

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2018 and 2017 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2017	$—	$—	$382,825	$1,808,992	$2,191,817
	2018	—	—	234,947	1,471,475	1,706,422
U.S. Government Securities Fund	2017	—	351,966	—	—	351,966
	2018	—	—	—	282,935	282,935
Short-Term U.S. Government Bond Fund	2017	—	22,223	1,286	—	23,509
	2018	—	38,892	—	—	38,892
The United States Treasury Trust	2017	—	16,585	—	—	16,585
	2018	—	524,755	—	—	524,755
S&P 500 Index Fund	2017	—	3,026,980	1,261,699	—	4,288,679
	2018	—	2,799,181	2,382,074	—	5,181,255
S&P Mid Cap Index Fund	2017	—	1,909,057	16,075,128	—	17,984,185
	2018	—	1,191,336	7,185,786	—	8,377,122
S&P Small Cap Index Fund	2017	—	515,196	2,359,926	—	2,875,122
	2018	—	1,056,028	5,901,648	—	6,957,676
Shelton Core Value Fund	2017	—	7,119,101	20,267,309	—	27,386,410
	2018	—	3,972,866	19,009,224	—	22,982,090
Nasdaq-100 Index Fund	2017	—	2,574,293	—	—	2,574,293
	2018	—	4,586,520	3,677,125	—	8,263,645
Green Alpha Fund	2017	—	—	—	—	—
	2018	—	123,102	1,115,328	—	1,238,430

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2018.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts Recognized in the Statement of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$3,354	$—	$3,354	$—	$(3,354)	$—
		3,354	—	3,354	—	(3,354)	—
S&P MidCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$4,860	$—	$4,860	$—	$(4,860)	$—
		4,860	—	4,860	—	(4,860)	—
S&P SmallCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$4,290	$—	$4,290	$—	$(4,290)	$—
		4,290	—	4,290	—	(4,290)	—
Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$6,285	$—	$6,285	$—	$(6,285)	$—
		6,285	—	6,285	—	(6,285)	—

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2019

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 28, 2019. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s ten Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Considerations Regarding Approval of Investment Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●    the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Funds Investment Advisory Agreement”);

o	Green California Tax-Free Income Fund;

o	Nasdaq-100 Index Fund;

o	S&P 500 Index Fund;

o	S&P MidCap Index Fund;

o	S&P SmallCap Index Fund;

o	Shelton Core Value Fund;

o	Short-Term U.S. Government Bond Fund; and

o	The United States Treasury Trust; and

o	U.S. Government Securities Fund;

●    the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Green Alpha Fund, and SCM (the "Green Alpha Investment Advisory Agreement"); and

●    the Discretionary Sub-Advisory Agreement effective as of March 8, 2013, between Green Alpha Advisors, LLC (“Green Alpha”) and SCM (the “Investment Sub-Advisory Agreement” and collectively with the Shelton Funds Investment Advisory Agreement and the Green Alpha Advisory Agreement, each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

At a meeting held in-person on February 13-14, 2019, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for an additional one-year period ending March 31, 2020:

Prior to the meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Board Determinations – Shelton Funds

Prior to the meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds) and Green Alpha, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreements with SCM and Green Alpha representatives, and in a private session with independent legal counsel at which representatives of SCM and Green Alpha were not present. In deciding to approve the renewal of the Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Green Alpha, its personnel and its resources. The Board considered the depth and quality of Green Alpha’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Green Alpha. The Board determined that Green Alpha was adequately managing matters related to the Green Alpha Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and Green Alpha, respectively, were satisfactory and reliable.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●	For the Green California Tax-Free Income Fund, it was noted that the Fund was in the third quartile over the 1-year, 3-year and 5-year and 10- year periods.

●	For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first decile over the 3-year, 5-year and 10-year periods, and the second quartile for the 1-year period.

●

For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year period, and the second quartile over the 1-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year periods, the second quartile for the 10-year period, and the fourth quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●	For the Shelton Green Alpha Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year and 5-year periods.

●

For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the second quartile over the 10-year period, the third quartile over the 1-year and 5-year periods, and the fourth quartile for the 3-year period.

●

For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the third quartile for the 1-year period and the fourth quartile over the 3-year, 5-year and 10-year periods.

●	For The United States Treasury Trust, it was noted that the performance of the Fund was below the standard index and category index over the 1-year, 3-year, 5-year and 10-year periods.

●

For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 5-year period, the third quartile over 10-year period, and the fourth third quartile over the 1-year and 3-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and Green Alpha’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that the actual management fees charged to half of the Funds were generally lower than the industry median for comparable funds, while the Short-Term U.S. Government Bond Fund, the U.S. Government Securities Fund, the Shelton Green Alpha Fund and the Green California Tax-Free Income Fund were above their respective peer group median.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally below the industry median for other comparable funds, with the exception of the Green California Tax-Free Income Fund, The United States Treasury Trust, the U.S. Government Securities Fund, and the Shelton Green Alpha Fund, each of which was above median.

Comparable Accounts

The Board noted certain information provided by SCM and Green Alpha regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. Green Alpha noted that there were no such comparable accounts. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM and Green Alpha, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM and Green Alpha.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s and Green Alpha’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds.

The Board also considered that SCM and Green Alpha do not receive material indirect benefits from managing the applicable Funds. For example, neither SCM nor Green Alpha seeks to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM and Green Alpha, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Advisory Agreements, the Board had received sufficient information to renew and approve the applicable Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, and that the renewal of the each Advisory Agreement was in the best interests of each Fund and its shareholders.

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: May 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: May 2, 2019

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 2, 2019